Conservative Allocation Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks - 45.9% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 5.1
Mastercard, Inc. - Class A 10,500 4,478,355
Visa, Inc. - Class A 17,000 4,425,950
Fidelity National Information Services, Inc. 40,000 2,402,800
a
Multi-Sector Holdings 2.8
Berkshire Hathaway, Inc. - Class B
(a)
17,500 6,241,550
a
Insurance Brokers 1.8
Aon plc - Class A
(b)
14,000 4,074,280
a
Diversified Banks 1.5
JPMorgan Chase & Co. 20,000 3,402,000
a
Financial Exchanges & Data 1.5
S&P Global, Inc. 7,500 3,303,900
a
Property & Casualty Insurance 1.5
Markel Group, Inc.
(a)
2,250 3,194,775
a
14.2 31,523,610
Information Technology
Semiconductor Materials & Equipment 4.3
Analog Devices, Inc. 25,000 4,964,000
Microchip Technology, Inc. 30,000 2,705,400
Texas Instruments, Inc. 11,301 1,926,368
a
Systems Software 4.0
Microsoft Corp. 15,000 5,640,600
Oracle Corp. 30,000 3,162,900
a
IT Consulting & Other Services 1.9
Accenture plc - Class A
(b)
12,000 4,210,920
a
Application Software 1.5
Roper Technologies, Inc. 6,000 3,271,020
a
11.7 25,881,208
Health Care
Life Sciences Tools & Services 4.3
Danaher Corp. 21,000 4,858,140
Thermo Fisher Scientific, Inc. 8,750 4,644,413
a
Health Care Services 1.5
Laboratory Corp. of America Holdings 15,000 3,409,350
a
5.8 12,911,903
Materials
Construction Materials 4.1
Vulcan Materials Co. 20,000 4,540,200
Martin Marietta Materials, Inc. 9,000 4,490,190
a
Industrial Gases 1.1
Linde plc 6,000 2,464,260
a
5.2 11,494,650
a
Industrials
% of Net
Assets Shares $ Value
Industrial Machinery & Supplies &
Components 2.3
IDEX Corp. 12,000 2,605,320
Fortive Corp. 35,000 2,577,050
a
Environmental & Facilities Services 1.2
Veralto Corp. 32,500 2,673,450
a
Industrial Conglomerates 0.9
Honeywell International, Inc. 9,500 1,992,245
a
4.4 9,848,065
Communication Services
Cable & Satellite 2.0
Comcast Corp. - Class A 55,000 2,411,750
Charter Communications, Inc. - Class A
(a)
5,000 1,943,400
a
Interactive Media & Services 1.4
Alphabet, Inc. - Class C
(a)
22,000 3,100,460
a
3.4 7,455,610
Consumer Staples
Distillers & Vintners 1.2
Diageo plc - ADR
(b)
17,500 2,549,050
a
Total Common Stocks (Cost $54,091,658) 101,664,096
Non-Convertible Preferred Stocks - 0.5% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,948,209) ^ 30,000 1,078,800
Corporate Bonds - 0.8% a
a a
$ Principal
Amount $ Value a
a
AutoZone, Inc.
3.63% 4/15/25 500,000 491,348
Brown & Brown, Inc
4.2% 9/15/24 390,000 385,970
JPMorgan Chase & Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 200,000 198,439
U.S. Bancorp
2.4% 7/30/24 500,000 491,563
Vulcan Materials Co.
5.8% 3/1/26 250,000 250,273
a
Total Corporate Bonds (Cost $1,836,218) 1,817,593
Corporate Convertible Bonds - 0.9% a
a
Redwood Trust, Inc.
5.63% 7/15/24 (Cost $1,973,461) 2,000,000 1,979,995

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
Asset-Backed Securities - 8.7% a
a a
$ Principal
Amount $ Value a
a
Automobile
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 595,000 574,221
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(c)
39,329 38,973
Series 2023-B Class A2 –6.05% 7/15/32
(c)
150,000 151,748
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(c)
103,000 102,580
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(c)
239,699 238,749
CarMax Auto Owner Trust (CARMX)
Series 2020-3 Class D –2.53% 1/15/27 360,000 352,220
Series 2021-3 Class C –1.25% 5/17/27 380,000 353,553
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(c)
202,770 196,650
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(c)
135,991 133,112
Series 2023-1A Class A1 –5.65% 5/15/35
(c)
416,909 418,193
Series 2023-2A Class A1 –6.16% 10/15/35
(c)
143,023 144,573
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(c)
245,510 245,850
Series 2023-2 Class A2 –5.56% 4/22/30
(c)
400,000 401,278
Series 2023-3 Class A2 –6.4% 3/20/30
(c)
600,000 613,657
Flagship Credit Auto Trust (FCAT)
Series 2020-4 Class C –1.28% 2/16/27
(c)
216,150 211,789
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 –4.49% 3/16/26
(c)
106,047 105,798
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-1A Class C –1.2% 1/15/27
(c)
46,889 46,752
GM Financial Automobile Leasing Trust (GMALT)
Series 2021-3 Class B –0.76% 7/21/25 490,000 484,412
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-2 Class A2 –0.84% 2/25/28
(c)
1,089 1,085
Series 2021-1 Class A2 –0.88% 9/25/28
(c)
84,490 82,980
Series 2021-2 Class A4 –0.89% 12/26/28
(c)
78,037 76,298
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(c)
126,588 125,057
Series 2022-1A Class A –5.21% 6/15/27
(c)
302,352 300,874
Series 2023-1A Class A2 –5.68% 10/15/26
(c)
157,417 157,258
Series 2023-2A Class A2 –5.93% 6/15/27
(c)
306,348 306,626
Series 2023-4A Class A3 –6.1% 12/15/27
(c)
225,000 227,453
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(c)
460,000 465,024
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(c)
436,376 418,961
Series 2022-1A Class C –1.42% 7/14/28
(c)
447,000 406,655
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D –2.22% 9/15/26 143,012 141,304
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class A2A –5.89% 3/22/27
(c)
90,302 90,476
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-2A Class B –0.62% 7/15/26
(c)
2,689 2,685
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(c)
700,000 708,853
a
8,325,697
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A –7.54% 1/20/32 Floating Rate
(TSFR3M + 221)
(b) (c) (d)
500,000 500,731
a
a a
$ Principal
Amount $ Value a
a
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.18% 10/20/33 Floating Rate
(TSFR3M + 176)
(c) (d)
500,000 496,976
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.38% 4/20/33 Floating Rate
(TSFR3M + 196)
(b) (c) (d)
500,000 498,195
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class A1 –7.56% 10/20/30 Floating Rate
(TSFR3M + 214)
(b) (c) (d)
453,048 454,087
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A –7.51% 10/15/31 Floating Rate
(TSFR3M + 211)
(b) (c) (d)
229,540 229,527
Series 2021-6A Class A –7.06% 11/22/33 Floating Rate
(TSFR3M + 166)
(b) (c) (d)
42,586 42,605
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.16% 10/24/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
250,000 248,514
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.19% 4/25/33 Floating Rate
(TSFR3M + 181)
(b) (c) (d)
500,000 496,727
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.18% 8/5/33 Floating Rate
(TSFR3M + 179)
(b) (c) (d)
500,000 497,804
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –7.15% 9/14/33 Floating Rate
(TSFR3M + 176)
(b) (c) (d)
500,000 498,521
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.93% 4/20/29 Floating Rate
(TSFR3M + 151)
(b) (c) (d)
500,000 493,261
a
4,456,948
a
Consumer & Specialty Finance
Foundation Finance Trust (FFIN)
Series 2021-2A Class A –2.19% 1/15/42
(c)
123,556 112,196
Series 2023-2A Class A –6.53% 6/15/49
(c)
213,142 217,408
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(c)
126,967 126,911
Marlette Funding Trust (MFT)
Series 2023-1A Class A –6.07% 4/15/33
(c)
110,866 110,801
Series 2023-3A Class A –6.49% 9/15/33
(c)
162,278 162,502
Octane Receivables Trust (OCTL)
Series 2021-1A Class A5 –0.93% 3/22/27
(c)
17,957 17,689
Series 2021-2A Class A –1.21% 9/20/28
(c)
65,727 64,000
Series 2022-1A Class A2 –4.18% 3/20/28
(c)
121,548 120,190
Series 2022-2A Class A –5.11% 2/22/28
(c)
114,098 113,337
Upstart Securitization Trust (UPST)
Series 2021-5 Class A –1.31% 11/20/31
(c)
20,710 20,565
a
1,065,599
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class A2 –0.75% 11/20/26
(c)
92,304 91,265
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(c)
109,729 109,478
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(c)
249,249 251,384
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 –0.53% 12/22/26
(c)
173,531 172,124
Series 2023-2 Class A2 –5.84% 1/22/29
(c)
200,000 200,532
Series 2023-3 Class A2 –6.1% 4/23/29
(c)
150,000 150,988

a
a a
$ Principal
Amount $ Value a
a
Dext ABS LLC (DEXT)
Series 2023-2 Class A2 –6.56% 5/15/34
(c)
700,000 703,756
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(c)
350,000 353,095
GreatAmerica Leasing Receivables Funding LLC (GALC)
Series 2021-1 Class B –0.72% 12/15/26
(c)
500,000 476,071
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(c)
461,182 460,629
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 –2.77% 2/13/25
(c)
79,729 79,334
Series 2022-B Class A2 –5.57% 9/9/25
(c)
172,372 172,188
Series 2022-B Class A3 –5.61% 7/10/28
(c)
250,000 251,706
Series 2023-A Class A2 –5.79% 11/13/26
(c)
175,000 175,673
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 –6.24% 7/20/28
(c)
56,529 56,549
Series 2022-2A Class A3 –6.5% 10/21/30
(c)
250,000 252,092
SCF Equipment Trust LLC (SCFET)
Series 2023-1A Class A2 –6.56% 1/22/30
(c)
1,000,000 1,008,037
a
4,964,901
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 465,000 478,290
a
Total Asset-Backed Securities (Cost $19,265,298) 19,291,435
Commercial Mortgage-Backed Securities - 2.7% a
a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –8.23% 8/17/41 Floating
Rate (TSFR1M + 287)
(c)
500,000 498,932
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.55% 11/17/38 Floating
Rate (TSFR1M + 119)
(c)
332,204 323,559
CLNC Ltd. (CLNC)
Series 2019-FL1 Class AS –7.02% 8/20/35 Floating Rate
(TSFR1M + 166)
(b) (c)
500,000 493,967
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A –7.66% 6/19/37 Floating Rate
(TSFR1M + 230)
(b) (c)
500,000 495,764
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.72% 7/16/35 Floating Rate
(TSFR1M + 136)
(b) (c)
272,998 268,268
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class A –6.52% 2/18/38 Floating Rate
(TSFR1M + 116)
(b) (c)
371,173 361,572
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.52% 6/16/36 Floating Rate
(TSFR1M + 116)
(b) (c)
142,692 139,404
Series 2021-FL1 Class AS –6.87% 6/16/36 Floating Rate
(TSFR1M + 151)
(b) (c)
500,000 481,405
Series 2021-FL2 Class A4 –6.47% 9/17/36 Floating Rate
(TSFR1M + 111)
(b) (c)
137,050 133,475
HIG RCP LLC (HIG)
Series 2023-FL1 Class A –7.64% 9/19/38 Floating Rate
(TSFR1M + 227)
(b) (c)
500,000 498,117
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.55% 2/15/39 Floating
Rate (TSFR1M + 118)
(b) (c)
500,000 487,277
a
a a
$ Principal
Amount $ Value a
a
Series 2022-FL3 Class A –6.81% 2/17/39 Floating Rate
(TSFR1M + 145)
(b) (c)
500,000 494,725
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.78% 7/15/36 Floating
Rate (TSFR1M + 141)
(b) (c)
398,212 393,113
PFP Ltd. (PFP)
Series 2022-9 Class A –7.64% 8/19/35 Floating Rate
(TSFR1M + 227)
(b) (c)
250,000 249,707
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.69% 11/15/38 Floating Rate
(SOFR30A + 135)
(b) (c)
500,000 485,748
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.57% 6/16/36 Floating Rate
(TSFR1M + 121)
(c)
230,599 225,167
a
Total Commercial Mortgage-Backed Securities (Cost $6,088,093) 6,030,200
Mortgage-Backed Securities - 2.9% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 2,792 2,761
a
Pass-Through Securities
Pool# J14649 – 3.5% 4/1/26 8,894 8,682
Pool# E02948 – 3.5% 7/1/26 19,281 18,784
Pool# J16663 – 3.5% 9/1/26 13,261 13,015
Pool# ZS8692 – 2.5% 4/1/33 119,178 110,964
Pool# SB8257 – 5.5% 9/1/38 1,279,397 1,297,973
1,452,179
a
Federal National Mortgage Association
Pass-Through Securities
Pool# 995755 – 4.5% 5/1/24 185 184
Pool# AB1769 – 3% 11/1/25 6,746 6,525
Pool# AB3902 – 3% 11/1/26 22,319 21,739
Pool# AK3264 – 3% 2/1/27 18,565 18,065
Pool# AB6291 – 3% 9/1/27 111,312 108,060
Pool# MA3189 – 2.5% 11/1/27 91,866 88,522
Pool# MA3791 – 2.5% 9/1/29 219,476 209,571
Pool# BM5708 – 3% 12/1/29 105,642 102,440
Pool# AS7701 – 2.5% 8/1/31 607,457 573,765
Pool# MA3540 – 3.5% 12/1/33 69,604 68,361
1,197,232
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 21,531 20,978
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2021-7 Class B –2.5% 8/25/51
(c) (d)
384,515 335,872
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2022-PJ1 Class AB –2.5% 5/28/52
(c) (d)
429,958 372,801
JPMorgan Mortgage Trust (JPMMT)
Series 2014-5 Class B –2.75% 10/25/29
(c) (d)
40,248 38,535
Series 2016-3 Class A –2.97% 10/25/46
(c) (d)
125,873 117,128

Conservative Allocation Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Series 2017-3 Class A –2.5% 8/25/47
(c) (d)
159,213 137,920
Series 2020-7 Class A –3% 1/25/51
(c) (d)
23,523 22,991
Series 2020-8 Class A –3% 3/25/51
(c) (d)
64,972 62,139
Series 2021-6 Class B –2.5% 10/25/51
(c) (d)
504,045 442,320
Series 2021-8 Class B –2.5% 12/25/51
(c) (d)
368,227 322,760
Series 2022-2 Class A4A –2.5% 8/25/52
(c) (d)
298,531 259,207
Series 2023-6 Class A4A –5.5% 12/26/53
(c) (d)
687,119 681,647
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(c) (d)
16,268 16,051
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(c) (d)
349,743 306,738
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(c) (d)
22,153 21,760
Series 2020-3 Class A –3% 4/25/50
(c) (d)
30,644 29,492
Series 2023-3 Class A4 –6% 9/25/53
(c) (d)
466,819 468,866
3,636,227
a
Total Mortgage-Backed Securities (Cost $6,681,786) 6,306,616
U.S. Treasuries - 35.8% a
a
U.S. Treasury Notes
2.75% 2/15/24 2,000,000 1,993,706
2.13% 2/29/24 2,000,000 1,989,757
2% 4/30/24 2,000,000 1,979,094
2.5% 5/31/24 1,000,000 988,848
3% 6/30/24 2,000,000 1,979,110
0.38% 9/15/24 2,000,000 1,936,941
4.25% 9/30/24 2,000,000 1,989,838
2.25% 10/31/24 2,000,000 1,956,954
1.13% 1/15/25 2,000,000 1,926,705
1.38% 1/31/25 2,000,000 1,930,078
2% 2/15/25 2,000,000 1,941,484
2.63% 3/31/25 2,000,000 1,952,969
2.75% 5/15/25 3,000,000 2,929,453
0.25% 6/30/25 2,000,000 1,878,828
0.25% 7/31/25 2,000,000 1,873,320
3.13% 8/15/25 2,000,000 1,960,469
2.75% 8/31/25 2,000,000 1,947,266
3.5% 9/15/25 2,000,000 1,970,820
3% 10/31/25 2,000,000 1,953,750
2.25% 11/15/25 2,000,000 1,926,641
0.38% 11/30/25 2,000,000 1,857,539
0.38% 1/31/26 1,000,000 924,043
4% 2/15/26 2,000,000 1,991,133
2.38% 4/30/26 2,000,000 1,922,500
0.75% 5/31/26 2,000,000 1,846,523
1.5% 8/15/26 2,000,000 1,872,187
4.63% 9/15/26 2,000,000 2,028,086
1.63% 10/31/26 4,000,000 3,745,469
2% 11/15/26 3,000,000 2,836,641
1.88% 2/28/27 2,000,000 1,875,117
2.38% 5/15/27 2,000,000 1,900,000
0.5% 8/31/27 2,000,000 1,767,383
4.13% 10/31/27 2,000,000 2,012,813
2.25% 11/15/27 2,000,000 1,880,859
3.5% 1/31/28 2,000,000 1,968,711
4% 2/29/28 2,000,000 2,006,914
3.5% 4/30/28 2,000,000 1,968,477
4.13% 7/31/28 2,000,000 2,020,898
a
a a
$ Principal
Amount $ Value a
a
4.63% 9/30/28 2,000,000 2,064,688
2.88% 4/30/29 1,000,000 951,367
4% 10/31/29 1,000,000 1,004,863
a
Total U.S. Treasuries (Cost $80,791,876) 79,452,242
Cash Equivalents - 1.5% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21% (Cost
$3,433,184)
(e)
3,433,184 3,433,184
Short-Term Securities Held as Collateral for Securities on Loan - 0.0% a
a
a
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.23%
(e)
43,875 43,875
Citibank N.A. DDCA
5.32% 4,875 4,875
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $48,750) 48,750
Total Investments in Securities (Cost $177,158,533) 221,102,911
Other Assets Less Other Liabilities -  0.3% 699,693
Net Assets - 100% 221,802,604
Net Asset Value Per Share - Investor Class 16.55
Net Asset Value Per Share - Institutional Class 16.57
^
This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $47,541.
(a)
Non-income producing.
(b)
Foreign domiciled entity.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)
The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(e)
Rate presented represents the 7 day average yield at December 31, 2023.

Core Plus Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Corporate Bonds - 13.1% a
a a
$ Principal
Amount $ Value a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
1,428,000 1,450,918
Aircastle, Ltd.
5.25% 8/11/25
(a) (b)
5,171,000 5,100,283
Ally Financial, Inc.
8% 11/1/31 2,000,000 2,193,331
American Airlines Group, Inc.
3.75% 3/1/25
(a)
1,000,000 975,441
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
2,750,000 2,732,184
5.75% 4/20/29
(a)
1,000,000 975,908
Antares Holdings, LP
7.95% 8/11/28
(a)
3,000,000 3,108,514
Ares Capital Corp.
2.88% 6/15/28 1,000,000 886,938
Ashtead Capital, Inc.
4.38% 8/15/27
(a)
1,000,000 961,403
4% 5/1/28
(a)
1,070,000 1,007,947
2.45% 8/12/31
(a)
500,000 407,481
5.55% 5/30/33
(a)
250,000 247,599
5.95% 10/15/33
(a)
1,000,000 1,019,629
AT&T, Inc.
6.8% 5/15/36 713,000 792,091
Axalta Coating Systems LLC
3.38% 2/15/29
(a)
624,000 560,614
Bath & Body Works, Inc.
6.95% 3/1/33 3,675,000 3,677,661
6.88% 11/1/35 301,000 305,200
6.75% 7/1/36 2,756,000 2,777,196
Berkshire Hathaway Finance Corp.
4.25% 1/15/49 500,000 466,926
Blue Owl Credit Income Corp.
7.75% 1/15/29
(a)
5,000,000 5,162,125
Broadcom, Inc.
3.42% 4/15/33
(a)
350,000 307,567
3.14% 11/15/35
(a)
1,014,000 833,012
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,441,029
7.2% 12/12/28
(a)
1,000,000 1,025,914
Carlisle Cos., Inc.
3.5% 12/1/24 532,000 522,192
3.75% 12/1/27 500,000 479,464
CDW LLC / CDW Finance Corp.
4.25% 4/1/28 4,000,000 3,834,217
3.28% 12/1/28 1,000,000 918,563
Charles Schwab Corp. (The)
1.95% 12/1/31 5,000,000 4,013,730
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.2% 3/15/28 650,000 624,882
Choice Hotels International, Inc.
3.7% 1/15/31 250,000 215,681
Cinemark USA, Inc.
5.88% 3/15/26
(a)
500,000 489,850
5.25% 7/15/28^
(a)
3,000,000 2,755,139
Compass Group Diversified Holdings LLC
5.25% 4/15/29
(a)
2,581,000 2,440,879
Concentrix Corp.
6.6% 8/2/28 3,165,000 3,258,474
6.85% 8/2/33 4,812,000 4,952,745
a
a a
$ Principal
Amount $ Value a
CoStar Group, Inc.
2.8% 7/15/30
(a)
5,846,000 4,975,145
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
370,000 364,522
4.75% 10/20/28
(a)
1,100,000 1,082,460
Devon Energy Corp.
5.25% 10/15/27 325,000 326,978
4.5% 1/15/30 920,000 884,034
Diamondback Energy, Inc.
3.25% 12/1/26 75,000 72,672
3.5% 12/1/29 100,000 92,938
Dick's Sporting Goods, Inc.
3.15% 1/15/32 1,700,000 1,449,494
Dow Chemical Co. (The)
4.25% 10/1/34 1,052,000 1,008,202
Drax Finco PLC
6.63% 11/1/25
(a) (b)
1,000,000 984,829
Element Fleet Management Corp.
3.85% 6/15/25
(a) (b)
1,000,000 972,662
Energy Transfer LP
2.9% 5/15/25 500,000 484,845
6% 2/1/29
(a)
1,000,000 1,009,639
7.38% 2/1/31
(a)
900,000 946,404
Enterprise Products Operating LLC
4.45% 2/15/43 990,000 905,089
EPR Properties (EPR)
4.75% 12/15/26 1,250,000 1,196,981
4.5% 6/1/27 3,330,000 3,144,563
4.95% 4/15/28 3,830,000 3,636,747
3.6% 11/15/31 350,000 290,611
Essential Properties LP
2.95% 7/15/31 11,081,000 8,725,437
Expedia Group, Inc.
3.8% 2/15/28 484,000 467,009
3.25% 2/15/30 90,000 82,561
Gap, Inc. (The)
3.88% 10/1/31
(a)
106,000 87,445
HEICO Corp.
5.25% 8/1/28 3,000,000 3,065,099
5.35% 8/1/33 1,000,000 1,024,415
Hercules Capital, Inc.
2.63% 9/16/26 1,000,000 903,174
Highwoods Realty LP
3.88% 3/1/27 750,000 696,762
3.05% 2/15/30 1,600,000 1,324,123
2.6% 2/1/31 500,000 389,217
Host Hotels & Resorts LP
Series H 3.38% 12/15/29 612,000 550,035
Indiana Bell Telephone Co., Inc.
7.3% 8/15/26 535,000 558,072
Ingersoll Rand, Inc.
5.4% 8/14/28 1,000,000 1,031,127
International Flavors & Fragrances, Inc. (IFF)
4.45% 9/26/28 1,662,000 1,622,846
5% 9/26/48 1,500,000 1,277,800
Kilroy Realty, LP
2.65% 11/15/33 280,000 212,630
Kite Realty Group Trust (KRG)
4.75% 9/15/30 2,315,000 2,183,011
Lennar Corp.
4.75% 5/30/25 622,000 618,537

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
LKQ Corp.
6.25% 6/15/33 5,000,000 5,229,136
LPL Holdings, Inc.
6.75% 11/17/28 3,000,000 3,199,935
LXP Industrial Trust
6.75% 11/15/28 3,000,000 3,156,273
2.7% 9/15/30 500,000 414,931
Markel Group, Inc.
3.5% 11/1/27 550,000 523,178
Marriott International, Inc.
Series HH 2.85% 4/15/31 500,000 432,988
Masonite International Corp.
5.38% 2/1/28
(a)
646,000 621,039
3.5% 2/15/30
(a)
200,000 173,605
MasTec, Inc.
4.5% 8/15/28
(a)
3,881,000 3,649,366
Micron Technology, Inc.
4.19% 2/15/27 500,000 490,670
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,263,500 1,268,009
MPLX LP
4.88% 6/1/25 190,000 188,942
4% 3/15/28 85,000 82,019
4.8% 2/15/29 250,000 248,434
4.7% 4/15/48 551,000 476,090
OneMain Finance Corp.
3.88% 9/15/28 1,994,000 1,765,816
5.38% 11/15/29 3,303,000 3,097,746
Oracle Corp.
4.13% 5/15/45 1,000,000 817,592
3.6% 4/1/50 470,000 348,541
Owl Rock Core Income Corp.
5.5% 3/21/25 11,807,000 11,648,486
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05% 8/1/28
(a)
2,000,000 2,075,011
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31 4,100,000 3,281,863
Physicians Realty LP
4.3% 3/15/27 1,271,000 1,237,497
2.63% 11/1/31 7,577,000 6,240,154
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 798,000 735,309
4.3% 1/31/43 75,000 59,798
Polaris, Inc.
6.95% 3/15/29 1,000,000 1,064,695
Realty Income Corp.
4.85% 3/15/30 1,000,000 1,005,400
RELX Capital, Inc.
4% 3/18/29 500,000 492,026
4.75% 5/20/32 250,000 252,102
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,445,000 3,622,827
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.88% 3/1/31
(a)
200,000 176,154
4% 10/15/33
(a)
1,450,000 1,233,491
Spirit Realty LP
4% 7/15/29 2,000,000 1,899,768
STORE Capital Corp.
4.5% 3/15/28 503,000 463,004
4.63% 3/15/29 2,463,000 2,274,934
a
a a
$ Principal
Amount $ Value a
2.7% 12/1/31 1,250,000 948,402
Take-Two Interactive Software, Inc.
3.7% 4/14/27 1,000,000 969,828
Tempur Sealy International, Inc.
4% 4/15/29
(a)
400,000 361,711
3.88% 10/15/31
(a)
1,500,000 1,269,986
T-Mobile USA, Inc.
2.63% 4/15/26 250,000 237,940
3.38% 4/15/29 4,000,000 3,720,953
Twilio, Inc.
3.88% 3/15/31 300,000 267,754
United Wholesale Mortgage LLC
5.75% 6/15/27
(a)
200,000 196,227
5.5% 4/15/29
(a)
700,000 663,512
VICI Properties LP
4.95% 2/15/30 500,000 485,655
VICI Properties LP/VICI Note Co., Inc.
4.13% 8/15/30
(a)
1,120,000 1,021,390
VistaJet Malta Finance PLC / Vista Management Holding,
Inc.
7.88% 5/1/27^
(a) (b)
4,462,000 3,842,926
6.38% 2/1/30^
(a) (b)
100,000 69,918
Vontier Corp.
2.95% 4/1/31 100,000 84,346
a
Total Corporate Bonds (Cost $188,685,466) 189,658,219
Corporate Convertible Bonds - 0.1% a
Redwood Trust, Inc.
5.63% 7/15/24 700,000 692,998
5.75% 10/1/25 500,000 469,688
a
Total Corporate Convertible Bonds (Cost $1,199,139) 1,162,686
Asset-Backed Securities - 21.6% a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class B –7.26% 1/22/30
(a)
2,550,000 2,547,949
Series 2023-1A Class C –8.59% 1/22/30
(a)
2,500,000 2,489,509
Series 2023-2A Class A –7.97% 6/20/30
(a)
4,838,782 4,856,097
Series 2023-2A Class B –9.85% 6/20/30
(a)
7,000,000 7,050,292
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D –1.77% 12/14/26
(a)
2,600,000 2,576,521
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,500,000 1,447,617
Series 2020-3 Class D –1.49% 9/18/26 1,250,000 1,182,475
Series 2022-1 Class C –2.98% 9/20/27 450,000 429,834
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A –1.19% 1/15/27
(a)
15,582 15,343
Series 2022-2A Class C –9.84% 3/15/29
(a)
1,000,000 1,033,557
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
810,309 809,866
Series 2023-1 Class B –7.12% 3/15/27
(a)
1,500,000 1,501,658
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
514,998 512,899
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
1,198,496 1,193,746

a
a a
$ Principal
Amount $ Value a
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
4,051,091 4,078,307
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
473,130 458,851
Drive Auto Receivables Trust (DRIVE)
Series 2021-1 Class D –1.45% 1/16/29 610,000 585,304
Enterprise Fleet Financing LLC (EFF)
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
2,000,000 2,006,390
Exeter Automobile Receivables Trust (EART)
Series 2021-4A Class C –1.46% 10/15/27 1,145,000 1,122,570
FHF Issuer Trust (FHF)
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,750,000 1,773,279
First Help Financial Trust (FHF)
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
3,108,968 3,099,744
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
123,612 121,477
Series 2022-2A Class D –8.71% 10/16/28
(a)
1,000,000 1,054,023
Flagship Credit Auto Trust (FCAT)
Series 2021-1 Class E –2.72% 4/17/28
(a)
1,500,000 1,386,777
Series 2021-2 Class C –1.27% 6/15/27
(a)
2,100,000 1,995,599
Series 2021-3 Class C –1.46% 9/15/27
(a)
255,000 237,942
Series 2021-4 Class D –2.26% 12/15/27
(a)
350,000 318,982
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 –4.49% 3/16/26
(a)
106,047 105,798
GLS Auto Receivables Issuer Trust (GCAR)
Series 2021-1A Class C –1.2% 1/15/27
(a)
49,357 49,212
Series 2021-2A Class D –1.42% 4/15/27
(a)
405,000 383,258
Series 2021-3A Class C –1.11% 9/15/26
(a)
800,000 781,472
Series 2021-4A Class D –2.48% 10/15/27
(a)
455,000 425,860
JPMorgan Chase Bank NA (CACLN)
Series 2021-2 Class E –2.28% 12/26/28
(a)
156,074 153,051
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(a)
221,530 218,850
Series 2021-1A Class C –2.35% 4/15/27
(a)
6,500,000 6,224,967
Series 2021-1A Class D –3.99% 11/15/29
(a)
3,740,000 3,564,373
Series 2022-1A Class B –5.87% 9/15/27
(a)
1,720,000 1,723,776
Series 2022-1A Class C –6.85% 4/15/30
(a)
2,000,000 2,008,403
Series 2023-1A Class D –7.3% 6/17/30
(a)
3,000,000 3,050,235
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
3,063,475 3,066,260
Series 2023-4A Class C –6.76% 3/15/29
(a)
1,510,000 1,541,323
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
4,234,021 4,258,263
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
7,500,000 7,606,573
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-1 Class A –6.97% 7/15/26
(a)
1,668,239 1,671,726
Series 2023-2 Class A –7.59% 4/16/29
(a)
1,028,924 1,035,935
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class D –1.62% 11/14/30
(a)
1,000,000 895,361
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,000,000 3,638,969
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class C –7.09% 8/15/28
(a)
1,000,000 1,011,941
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
4,988,895 5,020,986
Santander Bank NA (SBCLN)
Series 2021-1A Class C –3.27% 12/15/31
(a)
123,892 121,367
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
908,172 907,645
Series 2023-1A Class B –6.84% 11/16/26
(a)
1,480,000 1,481,861
United Auto Credit Securitization Trust (UACST)
Series 2023-1 Class A –5.57% 7/10/25
(a)
127,229 127,160
a
a a
$ Principal
Amount $ Value a
Westlake Automobile Receivables Trust (WLAKE)
Series 2021-1A Class C –0.95% 3/16/26
(a)
260,615 258,316
a
97,219,549
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class B1 –7.94% 1/20/32 Floating Rate
(TSFR3M + 261)
(a) (b) (c)
2,725,000 2,721,222
ABPCI Direct Lending Fund CLO XI LP (ABPCI)
Series 2022-11A Class B1 –8.96% 10/27/34 Floating
Rate (TSFR3M + 360)
(a) (b) (c)
1,500,000 1,509,036
ABPCI Direct Lending Fund CLO XII Ltd. (ABPCI)
Series 2023-12A Class B –8.89% 4/29/35 Floating Rate
(TSFR3M + 350)
(a) (b) (c)
2,000,000 2,018,264
ABPCI Direct Lending Fund CLO XVI LP (ABPCI)
Series 2023-16A Class C –9.43% 2/1/36 Floating Rate
(TSFR3M + 425)
(a) (c)
2,000,000 2,000,000
Antares CLO Ltd. (ANTRS)
Series 2017-2A Class DR –9.43% 10/20/33 Floating
Rate (TSFR3M + 401)
(a) (b) (c)
2,000,000 1,867,675
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class B –7.63% 10/20/33 Floating Rate
(TSFR3M + 221)
(a) (c)
3,000,000 2,908,126
AUF Funding LLC (AUF)
Series 2022-1A Class B1 –9.17% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
1,500,000 1,513,695
Barings Middle Market CLO, Ltd. (BMM)
Series 2023-IIA Class A2 –8.53% 1/20/32 Floating Rate
(TSFR3M + 320)
(a) (b) (c)
3,000,000 2,999,601
Series 2023-IIA Class B –9.48% 1/20/32 Floating Rate
(TSFR3M + 415)
(a) (b) (c)
3,000,000 2,999,511
Series 2023-IIA Class C –11.58% 1/20/32 Floating Rate
(TSFR3M + 625)
(a) (b) (c)
2,500,000 2,499,395
BBC Middle Market CLO (BCMM)
Series 2023-1A Class B1 –9.22% 7/20/35 Floating Rate
(TSFR3M + 380)
(a) (c)
3,750,000 3,793,593
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –7.07% 4/20/35 Floating Rate
(TSFR3M + 165)
(a) (b) (c)
1,000,000 994,090
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –7.23% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
1,040,000 1,036,421
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class B –7.73% 4/20/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
1,800,000 1,768,672
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.19% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
2,145,998 2,146,406
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class B –8.21% 10/15/31 Floating Rate
(TSFR3M + 281)
(a) (b) (c)
500,000 501,617
Series 2020-1A Class C –9.36% 10/15/31 Floating Rate
(TSFR3M + 396)
(a) (b) (c)
500,000 501,792
Series 2021-2A Class B –7.56% 4/22/33 Floating Rate
(TSFR3M + 216)
(a) (b) (c)
1,500,000 1,469,282
Series 2021-6A Class B –7.41% 11/22/33 Floating Rate
(TSFR3M + 201)
(a) (b) (c)
1,650,000 1,646,764
Series 2022-1A Class A2 –4.02% 4/15/34
(a)
1,750,000 1,669,498
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-3A Class B –8.78% 9/13/35 Floating Rate
(TSFR3M + 335)
(a) (c)
1,750,000 1,765,885

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.16% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
1,000,000 994,057
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class B1 –8.99% 10/20/35 Floating
Rate (TSFR3M + 355)
(a) (c)
4,500,000 4,553,802
Series 2023-1A Class C –9.74% 10/20/35 Floating Rate
(TSFR3M + 430)
(a) (c)
5,000,000 5,046,419
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.26% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
1,000,000 998,118
Series 2021-2A Class C –8.56% 1/15/34 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
2,300,000 2,247,593
Series 2022-1A Class A1 –7.34% 7/15/33 Floating Rate
(TSFR3M + 195)
(a) (b) (c)
750,000 747,073
Series 2023-1A Class B1 –9.29% 4/15/35 Floating Rate
(TSFR3M + 390)
(a) (b) (c)
2,500,000 2,529,789
Series 2023-1A Class C –10.64% 4/15/35 Floating Rate
(TSFR3M + 525)
(a) (b) (c)
1,500,000 1,522,816
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.21% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,492,500
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class B –7.49% 4/25/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
1,500,000 1,465,954
Fortress Credit Opportunities XXI CLO LLC (FCO)
Series 2023-21A Class AT –8.06% 1/21/35 Floating Rate
(TSFR3M + 265)
(a) (c)
2,000,000 2,008,113
Series 2023-21A Class C –10.31% 1/21/35 Floating Rate
(TSFR3M + 490)
(a) (c)
1,000,000 1,011,696
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.55% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 995,000
Golub Capital Partners CLO 45M Ltd. (GOCAP)
Series 19-45A Class C –9.48% 10/20/31 Floating Rate
(TSFR3M + 406)
(a) (b) (c)
3,000,000 3,011,012
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class B –7.5% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
500,000 486,684
Series 2021-54A Class C –8.3% 8/5/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
1,000,000 976,706
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 –8.88% 10/25/31 Floating Rate
(TSFR3M + 350)
(a) (c)
1,000,000 1,004,648
Guggenheim MM CLO Ltd. (GUGG)
Series 2021-4A Class B –7.91% 1/15/34 Floating Rate
(TSFR3M + 251)
(a) (b) (c)
2,500,000 2,458,758
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –7.03% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
1,500,000 1,482,990
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.58% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
3,000,000 2,988,036
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B –8.02% 7/20/31 Floating Rate
(TSFR3M + 260)
(a) (b) (c)
1,250,000 1,253,414
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class BR –7.71% 7/15/33 Floating Rate
(TSFR3M + 231)
(a) (b) (c)
2,500,000 2,438,347
Monroe Capital Funding CLO X Ltd. (MCF)
Series 2023-1A Class B –8.33% 4/15/35 Floating Rate
(TSFR3M + 350)
(a) (c)
1,500,000 1,513,515
a
a a
$ Principal
Amount $ Value a
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class C –8.3% 9/14/33 Floating Rate
(TSFR3M + 291)
(a) (b) (c)
2,000,000 1,954,079
Monroe Capital MML CLO XV LLC (MCMML)
Series 2023-1A Class A1 –7.93% 9/23/35 Floating Rate
(TSFR3M + 250)
(a) (c)
3,000,000 3,012,151
Series 2023-1A Class B –8.88% 9/23/35 Floating Rate
(TSFR3M + 345)
(a) (c)
3,000,000 3,027,324
NXT Capital CLO LLC (NXT)
Series 2020-1A Class B –8.08% 1/20/31 Floating Rate
(TSFR3M + 266)
(a) (c)
5,400,000 5,408,610
Series 2020-1A Class C –9.03% 1/20/31 Floating Rate
(TSFR3M + 361)
(a) (c)
800,000 796,444
Owl Rock CLO IX LLC (OR)
Series 2022-9A Class B –9.37% 11/20/34 Floating Rate
(TSFR3M + 400)
(a) (c)
1,000,000 1,008,969
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.87% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
1,000,000 1,003,149
Owl Rock CLO XII LLC (OR)
Series 2023-12A Class B –8.91% 7/20/34 Floating Rate
(TSFR3M + 355)
(a) (b) (c)
1,000,000 1,006,721
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.93% 4/20/29 Floating Rate
(TSFR3M + 151)
(a) (b) (c)
250,000 246,630
Series 2021-1A Class B –7.48% 4/20/29 Floating Rate
(TSFR3M + 206)
(a) (b) (c)
1,000,000 994,184
PennantPark CLO VI LLC (PCLO)
Series 2023-6A Class B1 –9.16% 4/22/35 Floating Rate
(TSFR3M + 375)
(a) (c)
2,000,000 2,022,559
Twin Brook CLO (TWBRK)
Series 2023-1A Class B –8.62% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
1,000,000 1,007,553
Series 2023-1A Class C –9.52% 4/20/35 Floating Rate
(TSFR3M + 410)
(a) (c)
3,000,000 3,014,650
Windhill CLO, Ltd. (WNDHL)
Series 2023-1A Class C –9.83% 10/22/35 Floating Rate
(TSFR3M + 450)
(a) (b) (c)
9,200,000 9,186,688
a
117,247,296
a
Consumer & Specialty Finance
ACHV ABS Trust (ACHV)
Series 2023-1PL Class B –6.8% 3/18/30
(a)
792,371 793,512
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
429,101 424,399
Series 2023-X1 Class A –7.11% 11/15/28
(a)
1,060,000 1,063,324
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A –2.56% 9/17/31
(a)
58,509 58,040
Series 2021-A Class A –1.42% 11/17/33
(a)
189,708 178,943
Series 2022-B Class B –4.84% 6/18/35
(a)
1,498,342 1,463,410
Series 2023-A Class A –5.55% 4/17/36
(a)
829,188 825,280
BHG Securitization Trust (BHG)
Series 2023-B Class A –6.92% 12/17/36
(a)
1,729,208 1,757,332
Driven Brands Funding LLC (HONK)
Series 2019-2A Class A2 –3.98% 10/20/49
(a)
480,000 453,513
Foundation Finance Trust (FFIN)
Series 2019-1A Class A –3.86% 11/15/34
(a)
34,905 34,615
Series 2021-1A Class B –1.87% 5/15/41
(a)
3,133,628 2,801,778
FREED ABS Trust (FREED)
Series 2022-1FP Class C –2.51% 3/19/29
(a)
2,444,377 2,413,275
Series 2022-3FP Class B –5.79% 8/20/29
(a)
530,091 529,680
Series 2022-4FP Class C –8.59% 12/18/29
(a)
2,000,000 2,041,106

a
a a
$ Principal
Amount $ Value a
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class B –4.22% 2/25/39
(a)
157,835 152,852
Lendingpoint Asset Securitization Trust (LDPT)
Series 2022-C Class A –6.56% 2/15/30
(a)
634,835 634,553
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
2,148,432 2,158,895
Marlette Funding Trust (MFT)
Series 2021-2A Class B –1.06% 9/15/31
(a)
3,404 3,397
Series 2023-1A Class A –6.07% 4/15/33
(a)
776,061 775,610
Octane Receivables Trust (OCTL)
Series 2020-1A Class B –1.98% 6/20/25
(a)
1,212,207 1,208,019
Series 2021-1A Class B –1.53% 4/20/27
(a)
700,000 671,594
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
283,612 280,443
Pagaya AI Debt Selection Trust (PAID)
Series 2021 Class B –1.82% 1/16/29
(a)
231,386 220,138
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
455,889 453,346
Series 2022-3 Class A –6.06% 3/15/30
(a)
913,990 912,239
Series 2022-5 Class A –8.1% 6/17/30
(a)
769,892 780,640
Series 2023-1 Class A –7.56% 7/15/30
(a)
1,760,286 1,768,176
Series 2023-3 Class A –7.6% 12/16/30
(a)
3,504,107 3,524,436
Series 2023-5 Class B –7.63% 4/15/31
(a)
1,749,985 1,766,401
Series 2023-5 Class C –9.1% 4/15/31
(a)
2,999,975 3,055,527
Series 2023-5 Class D –9% 4/15/31
(a)
3,499,970 3,317,347
Series 2023-7 Class C –8.8% 7/15/31
(a)
8,000,000 8,134,647
Series 2023-7 Class D –9% 7/15/31
(a)
5,000,000 4,669,849
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
671,810 675,020
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class B –2.82% 5/20/36
(a)
89,700 88,115
Theorem Funding Trust (THRM)
Series 2021-1A Class B –1.84% 12/15/27
(a)
516,533 512,621
Series 2022-2A Class B –9.27% 12/15/28
(a)
1,000,000 1,037,694
Series 2022-3A Class A –7.6% 4/15/29
(a)
472,967 476,360
Upstart Securitization Trust (UPST)
Series 2021-1 Class C –4.06% 3/20/31
(a)
206,841 202,163
Series 2023-2 Class A –6.77% 6/20/33
(a)
4,593,310 4,615,809
a
56,934,098
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class B –1.38% 2/22/27
(a)
1,035,000 1,005,506
Series 2021-1A Class D –2.3% 11/22/27
(a)
500,000 480,294
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
996,998 1,005,536
Dext ABS LLC (DEXT)
Series 2020-1 Class B –1.92% 11/15/27
(a)
152,670 152,144
a
2,643,480
a
Other
Adams Outdoor Advertising, LP (ADMSO)
Series 2023-1 Class A2 –6.97% 7/15/53
(a)
6,000,000 6,091,570
Frontier Issuer LLC (FYBR)
Series 2023-1 Class A2 –6.6% 8/20/53
(a)
10,000,000 9,973,314
Golub Capital Partners ABS Funding (GOCAP)
Series 2023-1A Class A –7.46% 7/25/33
(a)
5,000,000 5,052,714
Jersey Mike's Funding (JMIKE)
Series 2019-1A Class A2 –4.43% 2/15/50
(a)
2,649,975 2,517,426
a
a a
$ Principal
Amount $ Value a
Monroe Capital ABS Funding II Ltd. (MCF)
Series 2023-1A Class D –10.2% 4/22/33
(a)
3,500,000 3,516,034
Oxford Finance Funding Trust (OXFIN)
Series 2023-1A Class A2 –6.72% 2/15/31
(a)
5,000,000 4,990,353
Stack Infrastructure Issuer LLC (SIDC)
Series 2023-3A Class A2 –5.9% 10/25/48
(a)
4,250,000 4,210,488
Zaxby's Funding LLC (ZAXBY)
Series 2021-1A Class A2 –3.24% 7/30/51
(a)
1,221,875 1,063,491
37,415,390
a
Total Asset-Backed Securities (Cost $310,372,905) 311,459,813
Commercial Mortgage-Backed Securities - 4.6% a
AREIT LLC (AREIT)
Series 2023-CRE8 Class B –8.68% 8/17/41 Floating
Rate (TSFR1M + 332)
(a)
5,000,000 4,968,839
Series 2023-CRE8 Class C –9.38% 8/17/41 Floating
Rate (TSFR1M + 402)
(a)
5,000,000 4,997,880
Series 2023-CRE8 Class D –10.73% 8/17/41 Floating
Rate (TSFR1M + 537)
(a)
3,000,000 3,004,895
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.55% 11/17/38 Floating
Rate (TSFR1M + 119)
(a)
664,407 647,119
BDS Ltd. (BDS)
Series 2021-FL10 Class C –7.77% 12/16/36 Floating Rate
(TSFR1M + 241)
(a) (b)
1,250,000 1,189,759
BPCRE Ltd. (BPCRE)
Series 2022-FL2 Class C –9.86% 1/16/37 Floating Rate
(TSFR1M + 450)
(a) (b)
2,500,000 2,487,648
BPR Trust (BPR)
Series 2021-TY Class B –6.63% 9/15/38 Floating Rate
(TSFR1M + 126)
(a)
3,250,000 3,107,173
BRSP Ltd. (BRSP)
Series 2021-FL1 Class B –7.37% 8/19/38 Floating Rate
(TSFR1M + 201)
(a) (b)
1,100,000 1,043,117
Series 2021-FL1 Class E –8.92% 8/19/38 Floating Rate
(TSFR1M + 356)
(a) (b)
4,000,000 3,518,242
FS Rialto Issuer LLC (FSRI)
Series 2021-FL2 Class E –8.92% 5/16/38 Floating Rate
(TSFR1M + 356)
(a)
1,000,000 898,755
Series 2022-FL7 Class A –8.26% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,000,000 1,005,861
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.72% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
1,091,993 1,073,070
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class C –7.42% 2/18/38 Floating Rate
(TSFR1M + 206)
(a) (b)
650,000 622,126
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.52% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
522,955 510,907
Series 2021-FL1 Class AS –6.87% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
2,000,000 1,925,618
Series 2021-FL1 Class B –7.07% 6/16/36 Floating Rate
(TSFR1M + 171)
(a) (b)
5,100,000 4,832,396
Series 2021-FL1 Class C –7.17% 6/16/36 Floating Rate
(TSFR1M + 181)
(a) (b)
450,000 427,613
Series 2021-FL1 Class E –8.42% 6/16/36 Floating Rate
(TSFR1M + 306)
(a) (b)
750,000 677,454
Series 2021-FL2 Class D –7.62% 9/17/36 Floating Rate
(TSFR1M + 226)
(a) (b)
1,000,000 937,036

Core Plus Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
HIG RCP LLC (HIG)
Series 2023-FL1 Class B –8.98% 9/19/38 Floating Rate
(TSFR1M + 361)
(a) (b)
3,000,000 2,979,972
Series 2023-FL1 Class C –9.92% 9/19/38 Floating Rate
(TSFR1M + 456)
(a) (b)
5,000,000 5,007,271
Series 2023-FL1 Class D –11.22% 9/19/38 Floating Rate
(TSFR1M + 586)
(a) (b)
5,000,000 4,551,539
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
840,000 97,531
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class B –8.11% 10/15/39 Floating
Rate (TSFR1M + 274)
(a)
3,000,000 2,934,803
KREF Ltd. (KREF)
Series 2021-FL2 Class B –7.13% 2/15/39 Floating Rate
(TSFR1M + 176)
(a) (b)
2,500,000 2,259,021
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class B –7.48% 7/15/36 Floating
Rate (TSFR1M + 211)
(a) (b)
1,407,000 1,358,475
MF1 Multifamily Housing Mortgage Loan Trust (MFHM)
Series 2021-FL5 Class AS –6.68% 7/15/36 Floating Rate
(TSFR1M + 131)
(a) (b)
3,575,000 3,491,948
PFP Ltd. (PFP)
Series 2021-8 Class E –7.98% 8/9/37 Floating Rate
(TSFR1M + 261)
(a) (b)
750,000 657,649
Series 2022-9 Class A –7.64% 8/19/35 Floating Rate
(TSFR1M + 227)
(a) (b)
750,000 749,122
STWD Ltd. (STWD)
Series 2021-FL2 Class C –7.57% 4/18/38 Floating Rate
(TSFR1M + 221)
(a) (b)
2,109,000 1,869,750
Series 2022-FL3 Class B –7.29% 11/15/38 Floating Rate
(SOFR30A + 195)
(a) (b)
2,500,000 2,353,576
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.57% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
922,395 900,667
a
Total Commercial Mortgage-Backed Securities (Cost $69,446,583) 67,086,832
Mortgage-Backed Securities - 16.0% a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 5026 Class DH –1.75% 9/25/43 422,756 382,599
Series 4949 Class BC –2.25% 3/25/49 210,277 185,902
a
Pass-Through Securities
Pool# C91945 – 3% 8/1/37 228,861 212,768
Pool# SD8258 – Series 8258 5% 10/1/52 9,172,135 9,077,656
Pool# SD8267 – Series 8267 5% 11/1/52 3,707,517 3,674,118
Pool# SD8290 – 6% 1/1/53 4,349,778 4,419,620
Pool# SD8323 – Series 8323 5% 5/1/53 6,732,860 6,663,507
Pool# SD8324 – Series 8324 5.5% 5/1/53 8,503,909 8,541,608
Pool# SD8329 – 5% 6/1/53 14,447,263 14,296,189
Pool# SD3386 – 5.5% 7/1/53 4,892,985 4,913,913
Pool# SD8341 – Series 8341 5% 7/1/53 4,831,285 4,780,764
Pool# SD8342 – Series 8342 5.5% 7/1/53 13,419,342 13,476,738
Pool# SD8350 – 6% 8/1/53 8,614,200 8,748,565
Pool# SD8347 – 4.5% 8/1/53 11,609,781 11,260,231
Pool# SD3857 – 6% 9/1/53 8,765,173 8,903,524
Pool# SD8362 – 5.5% 9/1/53 19,484,299 19,567,636
Pool# SD8374 – 6.5% 11/1/53 4,906,744 5,029,941
a
a a
$ Principal
Amount $ Value a
Pool# SD8383 – 5.5% 12/1/53 14,937,754 15,001,647
139,136,926
a
Federal National Mortgage Association
Collateralized Mortgage Obligations
Series 2013-130 Class CA –2.5% 6/25/43 96,192 88,917
Series 2013-130 Class CD –3% 6/25/43 174,895 165,867
a
Pass-Through Securities
Pool# 932836 – 3% 12/1/25 6,502 6,365
Pool# 468516 – 5.17% 6/1/28 197,780 197,405
Pool# MA3443 – 4% 8/1/48 95,078 91,482
Pool# FM5733 – 2% 1/1/51 1,165,120 969,930
Pool# MA4785 – Series 4785 5% 10/1/52 12,606,950 12,493,400
Pool# MA4806 – Series 4806 5% 11/1/52 3,706,591 3,669,789
Pool# MA4941 – 5.5% 3/1/53 7,411,673 7,444,529
Pool# MA5040 – 6% 6/1/53 1,890,626 1,920,411
Pool# MA5038 – Series 5038 5% 6/1/53 3,329,848 3,295,548
Pool# MA5167 – 6.5% 10/1/53 2,903,642 2,976,545
Pool# MA5166 – 6% 10/1/53 6,826,267 6,932,744
Pool# MA5192 – 6.5% 11/1/53 6,497,610 6,660,749
Pool# MA5191 – 6% 11/1/53 4,935,553 5,012,538
Pool# MA5216 – 6% 12/1/53 9,928,365 10,083,229
62,009,448
a
Government National Mortgage Association
Collateralized Mortgage Obligations
Series 2021-29 Class CY –3% 9/20/50 1,000,000 811,015
Series 2018-52 Class AE –2.75% 5/16/51 80,973 74,040
885,055
a
Non-Government Agency
Collateralized Mortgage Obligations
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
38,330 35,052
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2023-PJ3 Class A3 –5% 10/27/53
(a) (c)
4,813,708 4,695,409
JPMorgan Mortgage Trust (JPMMT)
Series 2016-3 Class A –2.97% 10/25/46
(a) (c)
50,349 46,851
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
55,725 48,272
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
19,887 18,616
Series 2023-3 Class A3A –5% 10/25/53
(a) (c)
4,657,199 4,548,094
Series 2023-4 Class 1A2 –6% 11/25/53
(a) (c)
2,722,566 2,731,351
Series 2023-9 Class A2 –6% 4/25/54
(a) (c)
3,139,023 3,151,114
Series 2023-10 Class A2 –6% 5/25/54
(a) (c)
2,319,253 2,328,187
Morgan Stanley Residential Mortgage Loan Trust (MSRM)
Series 2023-1 Class A1 –4% 2/25/53
(a) (c)
5,710,547 5,221,010
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
1,398,973 1,226,950
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
9,494 9,326
Series 2023-3 Class A1 –6% 9/25/53
(a) (c)
4,751,140 4,763,502
a
Pass-Through Securities
Greenpoint Mortgage Pass-Through Certificates (GMSI)
Series 2003-1 Class A1 –5.72% 10/25/33
(c)
30,343 28,694
28,852,428
a
Total Mortgage-Backed Securities (Cost $228,678,695) 230,883,857

Municipal Bonds - 0.0% a
a a
$ Principal
Amount $ Value a
Detroit, MI City School District General Obligation SBLF,
6.65% 5/1/29 (Cost $556,549) 460,000 499,836
U.S. Treasuries - 33.9% a
U.S. Treasury Bonds
3.5% 2/15/39 2,100,000 1,989,955
1.88% 2/15/41 11,500,000 8,274,160
1.75% 8/15/41 4,000,000 2,783,594
2% 11/15/41 7,500,000 5,427,685
2.38% 2/15/42 28,000,000 21,495,469
3.25% 5/15/42 15,000,000 13,167,187
4% 11/15/42 35,000,000 34,025,195
3.88% 2/15/43 5,000,000 4,769,141
3.13% 2/15/43 15,000,000 12,827,930
3.88% 5/15/43 11,500,000 10,967,227
2.88% 5/15/43 2,000,000 1,642,656
4.38% 8/15/43 55,500,000 56,670,703
3.63% 8/15/43 17,000,000 15,635,351
3.75% 11/15/43 6,000,000 5,609,766
3.63% 2/15/44 10,500,000 9,624,726
3.38% 5/15/44 15,500,000 13,672,090
3.13% 8/15/44 27,500,000 23,296,582
3% 11/15/44 24,000,000 19,873,125
2.5% 2/15/45 21,000,000 15,909,961
3% 5/15/45 23,000,000 18,984,883
3% 11/15/45 9,500,000 7,820,430
2.5% 5/15/46 8,400,000 6,293,109
2.25% 8/15/46 2,500,000 1,778,467
3% 2/15/47 1,000,000 817,930
4.13% 8/15/53 13,000,000 13,144,219
U.S. Treasury Notes
2.75% 2/15/24 8,000,000 7,974,823
2.25% 3/31/24 6,000,000 5,955,306
4.38% 10/31/24 5,000,000 4,978,911
2.25% 2/15/27 3,500,000 3,323,154
2.38% 5/15/27 3,000,000 2,850,000
2.25% 8/15/27 3,000,000 2,830,078
1.13% 2/29/28 6,500,000 5,811,660
1.25% 5/31/28 8,000,000 7,147,656
1.25% 9/30/28 7,000,000 6,204,707
2.38% 10/15/28 13,000,000 13,454,309
1.5% 11/30/28 3,000,000 2,683,477
1.88% 2/28/29 3,500,000 3,173,242
4% 10/31/29 10,000,000 10,048,633
1.75% 11/15/29 3,000,000 2,677,969
1.5% 2/15/30 5,250,000 4,574,883
4% 2/28/30 20,000,000 20,098,828
0.88% 11/15/30 8,000,000 6,573,750
1.13% 2/15/31 4,500,000 3,757,149
1.38% 11/15/31 5,500,000 4,568,223
1.88% 2/15/32 1,000,000 860,039
4.13% 11/15/32 42,000,000 42,707,930
a
Total U.S. Treasuries (Cost $504,341,788) 488,756,268
Non-Convertible Preferred Stocks - 0.1% a
a a Shares $ Value
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $2,672,824) 27,800 999,688
Cash Equivalents - 7.6% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21%
(d)
69,511,070 69,511,070
U.S. Treasury Bills, 5.09% to 5.14%, 2/20/24
to 3/28/24
(e)
40,000,000 39,608,656
a
Total Cash Equivalents (Cost $109,112,175) 109,119,726
Short-Term Securities Held as Collateral for Securities on Loan - 0.2% a
a Shares $ Value
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.23%
(d)
2,551,340 2,551,340
Citibank N.A. DDCA
5.32% 283,482 283,482
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $2,834,822) 2,834,822
Total Investments in Securities (Cost $1,417,900,946) 1,402,461,747
Other Assets Less Other Liabilities -  2.8% 40,569,122
Net Assets - 100% 1,443,030,869
Net Asset Value Per Share - Investor Class 9.73
Net Asset Value Per Share - Institutional Class 9.73
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $2,774,315.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at December 31, 2023.
(e) Interest rates presented represent the effective yield at December 31, 2023.

Large Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks - 97.9% a
Information Technology
% of Net
Assets Shares $ Value
Application Software 8.2
Salesforce, Inc.
(a)
125,000 32,892,500
Roper Technologies, Inc. 40,000 21,806,800
Adobe, Inc.
(a)
30,000 17,898,000
a
Semiconductor Materials & Equipment 6.8
Analog Devices, Inc. 200,000 39,712,000
Microchip Technology, Inc. 225,000 20,290,500
a
IT Consulting & Other Services 6.1
Accenture plc - Class A
(b)
83,000 29,125,530
Gartner, Inc.
(a)
55,000 24,811,050
a
Systems Software 3.0
Oracle Corp. 250,000 26,357,500
a
24.1 212,893,880
Financials
Transaction & Payment Processing Services 13.0
Visa, Inc. - Class A 170,000 44,259,500
Mastercard, Inc. - Class A 95,000 40,518,450
Global Payments, Inc. 140,000 17,780,000
Fidelity National Information Services, Inc. 200,000 12,014,000
a
Multi-Sector Holdings 4.6
Berkshire Hathaway, Inc. - Class B
(a)
115,000 41,015,900
a
Financial Exchanges & Data 3.1
S&P Global, Inc. 62,500 27,532,500
a
Insurance Brokers 2.6
Aon plc - Class A
(b)
80,000 23,281,600
a
23.3 206,401,950
Communication Services
Interactive Media & Services 10.8
Alphabet, Inc. - Class C
(a)
400,000 56,372,000
Meta Platforms, Inc. - Class A
(a)
110,000 38,935,600
a
Cable & Satellite 6.8
Charter Communications, Inc. - Class A
(a)
55,000 21,377,400
Liberty Broadband Corp. - Class C
(a)
245,000 19,744,550
Liberty Media Corp.-Liberty SiriusXM
(a)
683,813 19,680,138
a
17.6 156,109,688
Health Care
Life Sciences Tools & Services 8.9
Thermo Fisher Scientific, Inc. 75,000 39,809,250
Danaher Corp. 167,500 38,749,450
a
Health Care Services 2.3
Laboratory Corp. of America Holdings 90,000 20,456,100
a
11.2 99,014,800
a
Materials
% of Net
Assets Shares $ Value
Construction Materials 4.2
Vulcan Materials Co. 165,000 37,456,650
a
Industrial Gases 2.0
Linde plc 42,000 17,249,820
a
6.2 54,706,470
Consumer Discretionary
Broadline Retail 3.9
Amazon.com, Inc.
(a)
225,000 34,186,500
a
Automotive Retail 2.3
CarMax, Inc.
(a)
265,000 20,336,100
a
6.2 54,522,600
Industrials
Research & Consulting Services 2.8
Equifax, Inc. 97,500 24,110,775
a
Environmental & Facilities Services 2.3
Veralto Corp. 250,000 20,565,000
a
5.1 44,675,775
Real Estate
Real Estate Services 4.2
CoStar Group, Inc.
(a)
425,000 37,140,750
a
Total Common Stocks (Cost $406,954,855) 865,465,913
Cash Equivalents - 2.2% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21%
(c)
14,730,609 14,730,609
U.S. Treasury Bill 5.1%, 3/12/24
(d)
5,000,000 4,949,513
a
Total Cash Equivalents (Cost $19,678,582) 19,680,122
Total Investments in Securities (Cost $426,633,437) 885,146,035
Other Liabilities in Excess of Other Assets -  (0.1%) (618,996)
Net Assets - 100% 884,527,039
Net Asset Value Per Share - Investor Class 51.58
Net Asset Value Per Share - Institutional Class 53.02
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) Rate presented represents the 7 day average yield at December 31, 2023.
(d) Interest rates presented represent the effective yield at December 31, 2023.

Multi Cap Equity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks - 96.2% a
Communication Services
% of Net
Assets Shares $ Value
Interactive Media & Services 11.1
Alphabet, Inc. - Class C
(a)
250,000 35,232,500
Meta Platforms, Inc. - Class A
(a)
70,000 24,777,200
a
Cable & Satellite 8.6
Liberty Broadband Corp.
(a)
Class C 200,000 16,118,000
Class A 100,000 8,064,000
Liberty Media Corp.-Liberty SiriusXM
(a)
765,000 22,009,100
a
Alternative Carriers 4.0
Liberty Global, Ltd. - Class C
(a) (b)
695,000 12,954,800
Liberty Latin America Ltd. - Class C
(a) (b)
1,200,000 8,808,000
a
Movies & Entertainment 2.4
Liberty Media Corp.-Liberty Live
(a)
193,500 7,195,065
Live Nation Entertainment, Inc.
(a)
60,000 5,616,000
a
Integrated Telecommunication Services 1.3
LICT Corp.
(a)
395 7,149,500
a
27.4 147,924,165
Financials
Transaction & Payment Processing Services 8.4
Visa, Inc. - Class A 92,500 24,082,375
Mastercard, Inc. - Class A 50,000 21,325,500
a
Multi-Sector Holdings 6.6
Berkshire Hathaway, Inc. - Class B
(a)
100,000 35,666,000
a
Property & Casualty Insurance 3.5
Markel Group, Inc.
(a)
13,300 18,884,670
a
Insurance Brokers 2.5
Aon plc - Class A
(b)
47,500 13,823,450
a
21.0 113,781,995
Industrials
Aerospace & Defense 4.7
HEICO Corp. - Class A 180,000 25,639,200
a
Research & Consulting Services 2.5
Equifax, Inc. 55,000 13,600,950
a
Industrial Machinery & Supplies &
Components 2.1
IDEX Corp. 51,500 11,181,165
a
Environmental & Facilities Services 1.1
Veralto Corp. 70,000 5,758,200
a
10.4 56,179,515
Information Technology
Application Software 4.5
Guidewire Software, Inc.
(a)
120,000 13,084,800
ACI Worldwide, Inc.
(a)
365,000 11,169,000
a
Information Technology
% of Net
Assets Shares $ Value
a
Semiconductor Materials & Equipment 2.7
Texas Instruments, Inc. 85,000 14,489,100
a
IT Consulting & Other Services 2.3
Gartner, Inc.
(a)
28,000 12,631,080
a
9.5 51,373,980
Materials
Construction Materials 7.4
Martin Marietta Materials, Inc. 41,000 20,455,310
Vulcan Materials Co. 87,000 19,749,870
a
Specialty Chemicals 1.7
Perimeter Solutions SA
(a) (b)
2,000,000 9,200,000
a
9.1 49,405,180
Consumer Discretionary
Automotive Retail 3.7
CarMax, Inc.
(a)
260,000 19,952,400
a
Distributors 3.6
LKQ Corp. 405,000 19,354,950
a
7.3 39,307,350
Health Care
Health Care Services 3.5
Laboratory Corp. of America Holdings 82,000 18,637,780
a
Life Sciences Tools & Services 3.2
Danaher Corp. 75,000 17,350,500
a
6.7 35,988,280
Real Estate
Real Estate Services 4.8
CoStar Group, Inc.
(a)
300,000 26,217,000
a
Total Common Stocks (Cost $242,207,669) 520,177,465
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $5,000)
(b) (c)
500,000 0
Cash Equivalents - 3.7% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21%
(d)
16,134,884 16,134,884
U.S. Treasury Bill 5.04%, 2/15/24
(e)
4,000,000 3,974,402
A
Total Cash Equivalents (Cost $20,108,559) 20,109,286
Total Investments in Securities (Cost $262,321,228) 540,286,751

Multi Cap Equity Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a
$ Principal
Amount $ Value a
a
Other Assets Less Other Liabilities -  0.1% 388,994
Net Assets - 100% 540,675,745
Net Asset Value Per Share - Investor Class 29.98
Net Asset Value Per Share - Institutional Class 30.86
(a) Non-income producing.
(b) Foreign domiciled entity.
(c) This security is classified as Level 3 within the fair value hierarchy.
(d) Rate presented represents the 7 day average yield at December 31, 2023.
(e) Interest rates presented represent the effective yield at December 31, 2023.

Nebraska Tax Free Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Municipal Bonds - 94.1% a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
California 0.9
San Diego County Regional Airport Authority Revenue
Series B 5% 7/1/25 200,000 204,771
a
Florida 0.8
State of Florida General Obligation 4% 6/1/36 200,000 201,467
a
Nebraska 87.4
Ashland-Greenwood Public Schools General Obligation
3% 12/15/42 100,000 82,970
Cass County School District No. 22 General Obligation
    2.05% 12/15/25 375,000 366,476
    2.2% 12/15/26 250,000 243,958
City of Bellevue NE General Obligation Series A 3%
9/15/32 500,000 499,340
City of Blair NE General Obligation 5% 6/15/34 360,000 392,974
City of Blair NE Water System Revenue
    2.65% 12/15/24 100,000 98,702
    2.85% 12/15/25 100,000 98,062
    3% 12/15/26 100,000 97,662
    3.1% 12/15/27 100,000 97,122
    3.2% 12/15/28 100,000 97,003
City of Columbus NE Combined Utilities System Revenue
    4% 12/15/26 100,000 104,136
    4% 12/15/27 100,000 103,834
    4% 6/15/33 200,000 212,010
City of Columbus NE General Obligation
    3% 12/15/29 150,000 150,263
    3% 12/15/30 150,000 149,615
City of Grand Island NE Combined Utility System Revenue
Series A
    4% 8/15/35 205,000 216,913
    4% 8/15/36 125,000 131,130
City of Grand Island NE General Obligation
    3% 11/15/27 150,000 150,632
    3% 11/15/30 150,000 150,016
City of Gretna NE Certificates of Participation 4% 12/15/25 500,000 504,224
City of Kearney NE General Obligation 4% 5/15/34 220,000 224,390
City of Lincoln NE Electric System Revenue 3% 9/1/28 30,000 30,102
City of Norfolk NE General Obligation 3.38% 5/15/34 500,000 500,679
City of Omaha NE General Obligation
Series A
    3% 4/15/35 100,000 97,821
Series A Class A –
    3% 4/15/34 100,000 98,383
City of Omaha NE Riverfront Redevelopment Special Tax
Revenue Series A 4% 1/15/33 260,000 274,905
City of Omaha NE Sewer Revenue
    5% 4/1/26 250,000 262,547
    4% 4/1/31 350,000 356,581
Series A
    4% 4/1/34 100,000 106,638
County of Saline NE Revenue 3% 2/15/31 200,000 197,263
County of Sarpy NE Certificates of Participation 1.75%
6/15/26 500,000 483,002
County of Seward NE General Obligation 3% 12/15/30 605,000 604,198
Cozad City School District General Obligation 4% 6/15/26 250,000 256,918
Dawson County Public Power District Revenue
Series A
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
    2% 6/15/26 170,000 166,600
    2.1% 6/15/27 105,000 103,273
Series B
    2.5% 6/15/28 135,000 135,005
    3% 6/15/29 245,000 245,038
    3% 6/15/30 355,000 355,058
Dodge County School District No. 595 General Obligation
1.9% 6/15/32 200,000 179,825
Douglas County Hospital Authority No. 2 Revenue
    5% 5/15/26 500,000 501,782
    5% 5/15/30 140,000 147,345
    4% 5/15/32 700,000 713,561
Douglas County Hospital Authority No. 3 Revenue 5%
11/1/26 250,000 258,049
Douglas County School District No. 59 NE General
Obligation 3% 12/15/32 100,000 97,037
Kearney School District General Obligation 3% 12/15/24 250,000 249,811
Lancaster County School District 001 General Obligation
5% 1/15/24 50,000 50,032
Lincoln Airport Authority Revenue 5% 7/1/27 150,000 159,070
Madison County Hospital Authority No. 1 Revenue 5%
7/1/35 140,000 142,356
Metropolitan Utilities District of Omaha Gas System
Revenue 4% 12/1/27 450,000 455,749
Municipal Energy Agency of Nebraska Revenue
    5% 4/1/27 350,000 371,125
    5% 4/1/28 225,000 238,581
Nebraska Cooperative Republican Platte Enhancement
Project Revenue Series A 2% 12/15/29 250,000 231,763
Nebraska Educational Health Cultural & Social Services
Finance Authority Revenue 4% 1/1/34 110,000 113,809
Nebraska Investment Finance Authority Revenue
    4.45% 9/1/43 180,000 183,738
Series A
    2.05% 9/1/24 120,000 118,904
Series B
    1.35% 9/1/26 200,000 185,266
Series C
    2% 9/1/35 325,000 278,787
Nebraska Public Power District Revenue Series C 5%
1/1/32 65,000 67,329
Nebraska State College Facilities Corp. Revenue 4%
7/15/28 250,000 258,741
Omaha Public Facilities Corp. Revenue
    4% 6/1/28 85,000 87,686
Series A
    4% 6/1/31 155,000 165,953
Series C
    4% 4/1/33 340,000 359,746
    4% 4/1/39 500,000 509,749
Omaha Public Power District Revenue
Series A
    2.85% 2/1/27 500,000 499,676
Series C
    5% 2/1/39 150,000 152,270
Omaha School District General Obligation
    5% 12/15/28 130,000 132,430
    5% 12/15/29 350,000 373,138
    5% 12/15/31 135,000 143,018
Papillion Municipal Facilities Corp. Revenue
    2% 12/15/32 100,000 90,472
    2% 12/15/34 200,000 177,382

Nebraska Tax Free Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a
% of Net
Assets
$ Principal
Amount $ Value a
a
Papillion-La Vista School District No. 27 General
Obligation
Series A
    2.05% 12/1/24 150,000 147,951
    2.2% 12/1/25 150,000 147,242
    2.3% 12/1/26 275,000 272,845
Series B
    4% 12/1/35 400,000 428,019
Public Power Generation Agency Revenue
    5% 1/1/28 500,000 508,360
    5% 1/1/32 140,000 146,079
State of Nebraska Certificates of Participation
    3% 2/1/26 60,000 60,194
Series A
    2% 4/1/26 150,000 145,874
University of Nebraska Facilities Corp. (The) 5% 7/15/29 380,000 400,121
University of Nebraska Revenue
    3% 7/1/25 100,000 100,291
    2.5% 7/1/26 210,000 209,419
    3% 7/1/27 100,000 101,701
    5% 5/15/30 100,000 109,302
Upper Republican Natural Resource District Revenue
    4% 12/15/25 245,000 245,223
    4% 12/15/27 395,000 395,411
Village of Boys Town NE Revenue
    3% 9/1/28 700,000 709,572
    3% 7/1/35 325,000 317,997
Winside Public Schools General Obligation 2% 6/15/31 350,000 314,195
a
20,899,419
a
New Mexico 1.6
New Mexico Finance Authority Revenue Series C 4%
6/1/34 365,000 372,054
a
Texas 1.6
City of Austin Tx Airport System Revenue Series B 5%
11/15/26 250,000 262,086
City of Austin Tx Electric Utility Revenue Series A 5%
11/15/35 100,000 113,902
a
375,988
a
Utah 0.5
City of Salt Lake City UT Public Utilities Revenue 5%
2/1/35 100,000 111,876
a
Washington 1.3
Pierce County School District No. 10 Tacoma General
Obligation Series B 4% 12/1/35 100,000 106,107
Port of Seattle WA Revenue Series C 5% 5/1/26 200,000 207,574
a
313,681
a
Total Municipal Bonds (Cost $23,145,431) 22,479,256
Cash Equivalents - 4.7% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21% (Cost
$1,133,569)
(a)
1,133,569 1,133,569
a
Total Investments in Securities (Cost $24,279,000) 23,612,825
Other Assets Less Other Liabilities -  1.2% 275,288
Net Assets - 100% 23,888,113
Net Asset Value Per Share - Investor Class 9.67
(a) Rate presented represents the 7 day average yield at December 31, 2023.

Partners III Opportunity Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks - 93.9% a
Financials
% of Net
Assets Shares $ Value
Transaction & Payment Processing Services 15.7
Visa, Inc. - Class A 80,000 20,828,000
Mastercard, Inc. - Class A 45,000 19,192,950
Fidelity National Information Services, Inc. 200,000 12,014,000
Global Payments, Inc. 90,000 11,430,000
a
Multi-Sector Holdings 10.4
Berkshire Hathaway, Inc. - Class B
(a) (b)
117,500 41,907,550
a
Property & Casualty Insurance 3.1
Markel Group, Inc.
(a)
9,000 12,779,100
a
29.2 118,151,600
Communication Services
Interactive Media & Services 10.2
Alphabet, Inc. - Class C
(a)
180,000 25,367,400
Meta Platforms, Inc. - Class A
(a)
45,000 15,928,200
a
Cable & Satellite 9.9
Liberty Broadband Corp.
(a)
Class C 235,000 18,938,650
Class A 40,000 3,225,600
Liberty Media Corp.-Liberty SiriusXM
(a)
620,000 17,838,800
a
Alternative Carriers 3.3
Liberty Global, Ltd. - Class C
(a) (c)
700,000 13,048,000
a
Movies & Entertainment 1.8
Liberty Media Corp.-Liberty Live
(a)
195,000 7,265,850
a
25.2 101,612,500
Health Care
Life Sciences Tools & Services 9.9
Thermo Fisher Scientific, Inc. 40,000 21,231,600
Danaher Corp. 80,000 18,507,200
a
Health Care Services 3.9
Laboratory Corp. of America Holdings 70,000 15,910,300
a
13.8 55,649,100
Information Technology
Application Software 5.1
Roper Technologies, Inc. 25,000 13,629,250
CoreCard Corp.
† (a)
510,000 7,053,300
a
Systems Software 3.7
Microsoft Corp. 40,000 15,041,600
a
Semiconductor Materials & Equipment 3.0
Texas Instruments, Inc. 70,000 11,932,200
a
11.8 47,656,350
Consumer Discretionary
Broadline Retail 4.9
Amazon.com, Inc.
(a) (b)
130,000 19,752,200
a
Consumer Discretionary
% of Net
Assets Shares $ Value
a
Automotive Retail 4.2
CarMax, Inc.
(a)
220,000 16,882,800
a
9.1 36,635,000
Real Estate
Real Estate Services 3.0
CoStar Group, Inc.
(a)
140,000 12,234,600
Materials
Specialty Chemicals 1.8
Perimeter Solutions SA
(a) (c)
1,600,000 7,360,000
a
Total Common Stocks (Cost $202,313,627) 379,299,150
Non-Convertible Preferred Stocks - 1.4% a
Qurate Retail, Inc. 8.00% 3/15/31 (Cost $13,161,804) 155,000 5,573,800
Warrants - 0.0% a
Perimeter Solutions SA Expires 11/8/24 (Cost $15,000)
(c) (d)
1,500,000 0
Cash Equivalents - 4.7% a
a
$ Principal
Amount $ Value a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21% (Cost
$18,965,911)
(e)
18,965,911 18,965,911
a
Total Investments in Securities (Cost $234,456,342) 403,838,861
Due from Broker - 5.4% 21,684,260
Securities Sold Short - (5.3)% (21,352,400)
Options Written - (0.1)% (276,000)
Other Assets Less Other Liabilities -  0.0% (112,703)
Net Assets - 100% 403,782,018
Net Asset Value Per Share - Investor Class 11.10
Net Asset Value Per Share - Institutional Class 12.18
Securities Sold Short - (5.3)%
Shares $ Value
a
Live Nation Entertainment, Inc. 25,000 (2,340,000)
SPDR S&P 500 ETF Trust 40,000 (19,012,400)
Total Securities Sold Short (proceeds $10,576,102) (21,352,400)
Options Written- (0. 1 )%
$ Notional
Shares
subject to
option $ Value
Covered Call Options
CarMax, Inc. April 2024 / $90 1,800,000 20,000 (42,000)
CarMax, Inc. April 2024 / $80 1,600,000 20,000 (108,000)
CarMax, Inc. July 2024 / $85 1,700,000 20,000 (126,000)
Total Options Written (premiums received $306,986) (276,000)

Partners III Opportunity Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
† Non-controlled affiliate.
(a) Non-income producing.
(b) Fully or partially pledged as collateral on securities sold short.
(c) Foreign domiciled entity.
(d) This security is classified as Level 3 within the fair value hierarchy.
(e) Rate presented represents the 7 day average yield at December 31, 2023.

Short Duration Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Corporate Bonds - 10.2% a
a a
$ Principal
Amount $ Value a
a
Abercrombie & Fitch Management Co.
8.75% 7/15/25
(a)
5,525,000 5,613,671
Agree, LP
2% 6/15/28 2,239,000 1,944,084
American Airlines Group, Inc.
3.75% 3/1/25
(a)
750,000 731,581
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.5% 4/20/26
(a)
1,729,167 1,717,964
Ares Capital Corp.
4.2% 6/10/24 3,000,000 2,971,962
7% 1/15/27 1,000,000 1,029,170
Ashtead Capital, Inc.
1.5% 8/12/26
(a)
1,000,000 907,194
4.38% 8/15/27
(a)
3,000,000 2,884,208
Bath & Body Works, Inc.
9.38% 7/1/25
(a)
1,000,000 1,056,860
6.69% 1/15/27 945,000 966,653
Boardwalk Pipelines LP
4.95% 12/15/24 2,580,000 2,563,474
Brunswick Corp.
0.85% 8/18/24 500,000 484,024
Cantor Fitzgerald LP
4.5% 4/14/27
(a)
1,500,000 1,441,029
Carlisle Cos., Inc.
3.5% 12/1/24 500,000 490,782
Cinemark USA, Inc.
5.88% 3/15/26^
(a)
2,199,000 2,154,362
Concentrix Corp.
6.65% 8/2/26 2,910,000 2,984,418
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.5% 10/20/25
(a)
1,998,000 1,968,421
Devon Energy Corp.
5.25% 10/15/27 390,000 392,373
Drax Finco PLC
6.63% 11/1/25
(a) (b)
3,500,000 3,446,902
Energy Transfer LP
3.9% 5/15/24 1,852,000 1,838,426
5.63% 5/1/27
(a)
610,000 608,322
EPR Properties
4.75% 12/15/26 4,869,000 4,662,479
4.5% 6/1/27 1,000,000 944,313
Expedia Group, Inc.
6.25% 5/1/25
(a)
1,672,000 1,689,256
Fidelity National Information Services, Inc.
4.5% 7/15/25 2,000,000 1,980,594
FS KKR Capital Corp.
1.65% 10/12/24 6,000,000 5,791,158
Hercules Capital, Inc.
2.63% 9/16/26 1,500,000 1,354,761
Highwoods Realty LP
3.88% 3/1/27 750,000 696,761
JPMorgan Chase & Co.
3.84% 6/14/25 Floating Rate (SOFR + 98) 800,000 793,755
0.77% 8/9/25 Floating Rate (SOFR + 49) 1,000,000 969,896
Kite Realty Group Trust
4% 3/15/25 2,083,000 2,031,391
LXP Industrial Trust
4.4% 6/15/24 2,000,000 1,979,138
Masonite International Corp.
5.38% 2/1/28
(a)
400,000 384,544
a
a a
$ Principal
Amount $ Value a
a
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd.
6.5% 6/20/27
(a)
1,600,900 1,606,614
MPLX LP
4.88% 6/1/25 1,961,000 1,950,079
Retail Opportunity Investments Partnership LP
6.75% 10/15/28 3,500,000 3,680,667
Starwood Property Trust, Inc.
4.75% 3/15/25 1,765,000 1,743,087
Synchrony Bank
5.4% 8/22/25 1,000,000 985,548
Take-Two Interactive Software, Inc.
3.3% 3/28/24 1,000,000 993,865
U.S. Bancorp
2.4% 7/30/24 500,000 491,563
VICI Properties LP/VICI Note Co., Inc.
3.5% 2/15/25
(a)
6,323,000 6,165,273
4.63% 6/15/25
(a)
3,100,000 3,046,912
Vontier Corp.
1.8% 4/1/26 1,004,000 924,229
Vulcan Materials Co.
5.8% 3/1/26 2,750,000 2,753,010
a
Total Corporate Bonds (Cost $86,450,764) 85,814,773
Corporate Convertible Bonds - 1.1% a
a
Redwood Trust, Inc.
5.63% 7/15/24 6,300,000 6,236,985
5.75% 10/1/25 3,000,000 2,818,125
a
Total Corporate Convertible Bonds (Cost $9,294,747) 9,055,110
Asset-Backed Securities - 41.2% a
a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class A –6.61% 1/22/30
(a)
752,770 752,365
Series 2023-1A Class B –7.26% 1/22/30
(a)
2,000,000 1,998,391
Series 2023-2A Class A –7.97% 6/20/30
(a)
4,838,782 4,856,097
Series 2023-2A Class B –9.85% 6/20/30
(a)
3,000,000 3,021,554
American Credit Acceptance Receivables Trust (ACAR)
Series 2020-4 Class D –1.77% 12/14/26
(a)
1,000,000 990,969
AmeriCredit Automobile Receivables Trust (AMCAR)
Series 2020-2 Class D –2.13% 3/18/26 1,320,000 1,273,903
Series 2020-3 Class D –1.49% 9/18/26 3,000,000 2,837,941
ARI Fleet Lease Trust (ARIFL)
Series 2022-A Class A2 –3.12% 1/15/31
(a)
511,272 506,640
Series 2023-B Class A2 –6.05% 7/15/32
(a)
2,850,000 2,883,217
Arivo Acceptance Auto Loan Receivables Trust (ARIVO)
Series 2021-1A Class A –1.19% 1/15/27
(a)
77,908 76,715
Series 2022-1A Class A –3.93% 5/15/28
(a)
2,218,970 2,178,674
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
1,215,463 1,214,799
BOF URSA VI Funding Trust I (BOF)
Series 2023-CAR1 Class A2 –5.54% 10/27/31
(a)
411,999 410,320
Series 2023-CAR2 Class A2 –5.54% 10/27/31
(a)
958,797 954,996
BOF VII AL Funding Trust I (BOF)
Series 2023-CAR3 Class A2 –6.29% 7/26/32
(a)
4,051,091 4,078,307

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
1,892,518 1,835,402
Chesapeake Funding II LLC (CFII)
Series 2021-1A Class A1 –0.47% 4/15/33
(a)
679,957 665,560
Series 2023-1A Class A1 –5.65% 5/15/35
(a)
2,084,547 2,090,968
Series 2023-2A Class A1 –6.16% 10/15/35
(a)
1,287,203 1,301,154
Enterprise Fleet Financing LLC (EFF)
Series 2023-1 Class A2 –5.51% 1/22/29
(a)
736,530 737,550
Series 2023-2 Class A2 –5.56% 4/22/30
(a)
4,350,000 4,363,898
Series 2023-3 Class A2 –6.4% 3/20/30
(a)
3,100,000 3,170,560
Exeter Automobile Receivables Trust (EART)
Series 2020-1A Class D –2.73% 12/15/25
(a)
938,401 926,135
Series 2020-3A Class D –1.73% 7/15/26 820,870 811,121
Series 2021-1A Class D –1.08% 11/16/26 1,350,000 1,306,269
FHF Issuer Trust (FHF)
Series 2023-2A Class A2 –6.79% 10/15/29
(a)
1,750,000 1,773,279
First Help Financial Trust (FHF)
Series 2022-1A Class A –4.43% 1/18/28
(a)
2,190,556 2,162,536
Series 2022-2A Class A –6.14% 12/15/27
(a)
538,509 536,463
Series 2023-1A Class A2 –6.57% 6/15/28
(a)
1,776,553 1,771,282
First Investors Auto Owner Trust (FIAOT)
Series 2022-1A Class A –2.03% 1/15/27
(a)
865,287 850,339
Foursight Capital Automobile Receivables Trust (FCRT)
Series 2022-2 Class A2 –4.49% 3/16/26
(a)
1,272,568 1,269,572
Series 2023-1 Class A2 –5.43% 10/15/26
(a)
1,834,107 1,828,878
GLS Auto Receivables Issuer Trust (GCAR)
Series 2022-2A Class A2 –3.55% 1/15/26
(a)
637,436 635,231
JPMorgan Chase Auto Credit Linked Note (CACLN)
Series 2020-2 Class A2 –0.84% 2/25/28
(a)
20,698 20,618
Series 2021-1 Class A2 –0.88% 9/25/28
(a)
704,080 691,500
Series 2021-2 Class A4 –0.89% 12/26/28
(a)
702,335 686,676
LAD Auto Receivables Trust (LADAR)
Series 2021-1A Class A –1.3% 8/17/26
(a)
1,265,884 1,250,571
Series 2022-1A Class A –5.21% 6/15/27
(a)
2,591,590 2,578,917
Series 2023-1A Class A2 –5.68% 10/15/26
(a)
2,046,427 2,044,360
Series 2023-1A Class B –5.59% 8/16/27
(a)
2,500,000 2,499,591
Series 2023-2A Class A2 –5.93% 6/15/27
(a)
1,608,325 1,609,787
Series 2023-4A Class A3 –6.1% 12/15/27
(a)
3,625,000 3,664,517
Lendbuzz Securitization Trust (LBST)
Series 2023-1A Class A2 –6.92% 8/15/28
(a)
5,927,630 5,961,568
Series 2023-3A Class A2 –7.5% 12/15/28
(a)
7,500,000 7,606,573
Lobel Automobile Receivables Trust (LOBEL)
Series 2023-2 Class A –7.59% 4/16/29
(a)
1,028,924 1,035,935
Merchants Fleet Funding LLC (MFF)
Series 2023-1A Class A –7.21% 5/20/36
(a)
9,200,000 9,300,477
OneMain Direct Auto Receivables Trust (ODART)
Series 2021-1A Class A –0.87% 7/14/28
(a)
2,181,880 2,094,803
Series 2022-1A Class C –1.42% 7/14/28
(a)
4,100,000 3,729,944
Prestige Auto Receivables Trust (PART)
Series 2022-1A Class B –6.55% 7/17/28
(a)
3,000,000 3,011,839
Research-Driven Pagaya Motor Asset Trust (RPM)
Series 2023-3A Class A –7.13% 1/26/32
(a)
4,988,895 5,020,986
Series 2023-4A Class A –7.54% 3/25/32
(a)
5,000,000 5,029,523
Santander Bank NA (SBCLN)
Series 2021-1A Class B –1.83% 12/15/31
(a)
700,258 682,335
Santander Drive Auto Receivables Trust (SDART)
Series 2020-2 Class D –2.22% 9/15/26 2,190,936 2,164,783
SFS Auto Receivables Securitization Trust (SFS)
Series 2023-1A Class A2A –5.89% 3/22/27
(a)
1,715,737 1,719,038
Tricolor Auto Securitization Trust (TCAST)
Series 2023-1A Class A –6.48% 8/17/26
(a)
1,362,258 1,361,468
a
a a
$ Principal
Amount $ Value a
a
United Auto Credit Securitization Trust (UACST)
Series 2023-1 Class A –5.57% 7/10/25
(a)
127,229 127,160
Westlake Automobile Receivables Trust (WLAKE)
Series 2020-3A Class D –1.65% 2/17/26
(a)
1,650,000 1,623,939
Series 2021-1A Class C –0.95% 3/16/26
(a)
1,874,979 1,858,438
Wheels Fleet Lease Funding LLC (WFLF)
Series 2023-2A Class A –6.46% 8/18/38
(a)
6,600,000 6,683,471
a
130,129,902
a
Collateralized Loan Obligations
ABPCI Direct Lending Fund CLO I LLC (ABPCI)
Series 2016-1A Class A1A2 –7.38% 7/20/33 Floating
Rate (TSFR3M + 196)
(a) (b) (c)
2,000,000 1,989,880
ABPCI Direct Lending Fund CLO X LP (ABPCI)
Series 2020-10A Class A –7.54% 1/20/32 Floating Rate
(TSFR3M + 221)
(a) (b) (c)
6,500,000 6,509,508
Audax Senior Debt CLO 6 LLC (AUDAX)
Series 2021-6A Class A1 –7.18% 10/20/33 Floating Rate
(TSFR3M + 176)
(a) (c)
6,000,000 5,963,710
AUF Funding LLC (AUF)
Series 2022-1A Class B1 –9.17% 1/20/31 Floating Rate
(TSFR3M + 375)
(a) (c)
2,500,000 2,522,825
BCRED MML CLO LLC (BXCMM)
Series 2022-1A Class A1 –7.07% 4/20/35 Floating Rate
(TSFR3M + 165)
(a) (b) (c)
3,000,000 2,982,269
BlackRock Elbert CLO V LLC (ELB)
Series 5A Class AR –7.23% 6/15/34 Floating Rate
(TSFR3M + 185)
(a) (b) (c)
2,000,000 1,993,117
BlackRock Rainier CLO VI Ltd. (BLKMM)
Series 2021-6A Class A –7.38% 4/20/33 Floating Rate
(TSFR3M + 196)
(a) (b) (c)
5,500,000 5,480,143
Brightwood Capital MM CLO Ltd. (BWCAP)
Series 2020-1A Class A1R –8.19% 1/15/31 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
2,145,998 2,146,406
Capital Four US CLO II Ltd. (C4US)
Series 2022-1A Class A1 –7.56% 10/20/30 Floating Rate
(TSFR3M + 214)
(a) (b) (c)
5,889,626 5,903,129
Cerberus Loan Funding LP (CERB)
Series 2020-1A Class A –7.51% 10/15/31 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,524,941 2,524,798
Series 2021-2A Class A –7.28% 4/22/33 Floating Rate
(TSFR3M + 188)
(a) (b) (c)
3,000,000 2,989,752
Series 2021-6A Class A –7.06% 11/22/33 Floating Rate
(TSFR3M + 166)
(a) (b) (c)
383,276 383,448
Cerberus Loan Funding XLII LLC (CERB)
Series 2023-4A Class A –7.82% 10/15/35 Floating Rate
(TSFR3M + 243)
(a) (c)
3,000,000 2,999,740
Churchill Middle Market CLO III Ltd. (CHMML)
Series 2021-1A Class A1 –7.16% 10/24/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
2,750,000 2,733,656
CIFC-LBC Middle Market CLO (CLBC)
Series 2023-1A Class A1 –8.04% 10/20/35 Floating
Rate (TSFR3M + 260)
(a) (c)
5,000,000 5,024,448
Deerpath Capital CLO Ltd. (DPATH)
Series 2021-2A Class A1 –7.26% 1/15/34 Floating Rate
(TSFR3M + 186)
(a) (b) (c)
4,000,000 3,992,471
Series 2023-1A Class A1 –8.19% 4/15/35 Floating Rate
(TSFR3M + 280)
(a) (b) (c)
3,000,000 3,013,025
Fortress Credit Opportunities IX CLO Ltd. (FCO)
Series 2017-9A Class A1TR –7.21% 10/15/33 Floating
Rate (TSFR3M + 181)
(a) (b) (c)
1,500,000 1,492,500

a
a a
$ Principal
Amount $ Value a
a
Fortress Credit Opportunities XV CLO Ltd. (FCO)
Series 2021-15A Class A2 –7.19% 4/25/33 Floating Rate
(TSFR3M + 181)
(a) (b) (c)
3,500,000 3,477,086
Golub Capital Partners CLO 31M Ltd. (GOCAP)
Series 2016-31A Class CR –8.55% 8/5/30 Floating Rate
(TSFR3M + 316)
(a) (b) (c)
1,000,000 995,000
Golub Capital Partners CLO 54M LP (GOCAP)
Series 2021-54A Class A2 –7.18% 8/5/33 Floating Rate
(TSFR3M + 179)
(a) (b) (c)
4,500,000 4,480,233
Series 2021-54A Class B –7.5% 8/5/33 Floating Rate
(TSFR3M + 211)
(a) (b) (c)
2,500,000 2,433,419
Golub Capital Partners Short Duration (GSHOR)
Series 2022-1A Class B1 –8.88% 10/25/31 Floating Rate
(TSFR3M + 350)
(a) (c)
1,000,000 1,004,648
Ivy Hill Middle Market Credit Fund IX Ltd. (IVYH)
Series 9A Class A1TR –7.03% 4/23/34 Floating Rate
(TSFR3M + 162)
(a) (b) (c)
3,500,000 3,460,311
KKR Lending Partners III CLO LLC (KKRLP)
Series 2021-1A Class B –7.58% 10/20/30 Floating Rate
(TSFR3M + 216)
(a) (c)
2,000,000 1,992,024
KKR Static CLO I Ltd. (KKRS)
Series 2022-1A Class B –8.02% 7/20/31 Floating Rate
(TSFR3M + 260)
(a) (b) (c)
1,250,000 1,253,414
Maranon Loan Funding Ltd. (MRNON)
Series 2021-2RA Class A1R –7.35% 7/15/33 Floating
Rate (TSFR3M + 195)
(a) (b) (c)
5,000,000 4,979,804
Monroe Capital Funding CLO X Ltd. (MCF)
Series 2023-1A Class A –7.23% 4/15/35 Floating Rate
(TSFR3M + 240)
(a) (c)
3,000,000 3,015,018
Monroe Capital MML CLO XII Ltd. (MCMML)
Series 2021-2A Class A1 –7.15% 9/14/33 Floating Rate
(TSFR3M + 176)
(a) (b) (c)
7,500,000 7,477,815
Owl Rock CLO VIII LLC (OR)
Series 2022-8A Class AT –7.87% 11/20/34 Floating Rate
(TSFR3M + 250)
(a) (c)
2,000,000 2,006,298
Palmer Square Loan Funding Ltd. (PSTAT)
Series 2021-1A Class A2 –6.93% 4/20/29 Floating Rate
(TSFR3M + 151)
(a) (b) (c)
3,000,000 2,959,564
Twin Brook CLO (TWBRK)
Series 2021-1A Class A –7.21% 1/20/34 Floating Rate
(TSFR3M + 179)
(a) (c)
1,200,000 1,195,273
Series 2023-1A Class B –8.62% 4/20/35 Floating Rate
(TSFR3M + 320)
(a) (c)
3,000,000 3,022,660
a
104,397,392
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2022-Z1 Class A –4.55% 6/15/27
(a)
1,072,754 1,060,996
Series 2023-X1 Class A –7.11% 11/15/28
(a)
1,060,000 1,063,324
Bankers Healthcare Group Securitization Trust (BHG)
Series 2020-A Class A –2.56% 9/17/31
(a)
507,079 503,013
Series 2021-A Class A –1.42% 11/17/33
(a)
379,416 357,886
Series 2022-B Class A –3.75% 6/18/35
(a)
280,275 278,891
Series 2022-B Class B –4.84% 6/18/35
(a)
1,498,342 1,463,410
Series 2022-C Class A –5.32% 10/17/35
(a)
881,830 876,298
Series 2023-A Class A –5.55% 4/17/36
(a)
3,316,754 3,301,121
BHG Securitization Trust (BHG)
Series 2023-B Class A –6.92% 12/17/36
(a)
1,729,208 1,757,332
Foundation Finance Trust (FFIN)
Series 2019-1A Class A –3.86% 11/15/34
(a)
214,413 212,634
Series 2021-2A Class A –2.19% 1/15/42
(a)
1,359,120 1,234,152
Series 2023-1A Class A –5.67% 12/15/43
(a)
1,671,216 1,672,569
a
a a
$ Principal
Amount $ Value a
a
Series 2023-2A Class A –6.53% 6/15/49
(a)
4,049,696 4,130,758
FREED ABS Trust (FREED)
Series 2022-3FP Class B –5.79% 8/20/29
(a)
1,236,879 1,235,921
Series 2022-4FP Class B –7.58% 12/18/29
(a)
1,103,256 1,107,769
Hilton Grand Vacations Trust (HGVT)
Series 2020-AA Class A –2.74% 2/25/39
(a)
157,835 149,674
Lendingpoint Asset Securitization Trust (LPST)
Series 2022-B Class A –4.77% 10/15/29
(a)
270,865 268,521
Series 2022-C Class A –6.56% 2/15/30
(a)
1,777,539 1,776,749
LP LMS Asset Securitization Trust (LPMS)
Series 2023-1A Class A –8.18% 10/17/33
(a)
1,074,216 1,079,448
Marlette Funding Trust (MFT)
Series 2021-2A Class B –1.06% 9/15/31
(a)
13,616 13,586
Series 2022-3A Class A –5.18% 11/15/32
(a)
834,340 832,132
Series 2023-1A Class A –6.07% 4/15/33
(a)
1,773,853 1,772,823
Series 2023-3A Class A –6.49% 9/15/33
(a)
2,758,718 2,762,528
Octane Receivables Trust (OCTL)
Series 2021-1A Class A5 –0.93% 3/22/27
(a)
248,403 244,699
Series 2021-2A Class A –1.21% 9/20/28
(a)
722,996 704,002
Series 2022-1A Class A2 –4.18% 3/20/28
(a)
2,025,800 2,003,166
Series 2022-2A Class A –5.11% 2/22/28
(a)
1,026,886 1,020,026
Series 2023-1A Class A –5.87% 5/21/29
(a)
889,954 892,072
Series 2023-2A Class A2 –5.88% 6/20/31
(a)
5,052,269 5,064,253
Pagaya AI Debt Selection Trust (PAID)
Series 2021-HG1 Class A –1.22% 1/16/29
(a)
1,065,308 1,034,185
Pagaya AI Debt Trust (PAID)
Series 2022-2 Class A –4.97% 1/15/30
(a)
455,889 453,346
Series 2022-3 Class A –6.06% 3/15/30
(a)
1,645,183 1,642,030
Series 2022-5 Class A –8.1% 6/17/30
(a)
1,283,153 1,301,066
Series 2023-1 Class A –7.56% 7/15/30
(a)
1,173,524 1,178,784
Series 2023-3 Class A –7.6% 12/16/30
(a)
1,752,054 1,762,218
Series 2023-5 Class A –7.18% 4/15/31
(a)
4,082,050 4,094,466
Series 2023-7 Class A –7.23% 7/15/31
(a)
1,000,000 1,003,346
Prosper Marketplace Issuance Trust (PMIT)
Series 2023-1A Class A –7.06% 7/16/29
(a)
671,810 675,020
Sierra Timeshare Receivables Funding LLC (SRFC)
Series 2019-2A Class A –2.59% 5/20/36
(a)
239,199 234,842
Series 2019-2A Class B –2.82% 5/20/36
(a)
29,900 29,372
Series 2020-2A Class A –1.33% 7/20/37
(a)
394,671 375,269
SoFi Consumer Loan Program Trust (SOFI)
Series 2023-1S Class A –5.81% 5/15/31
(a)
187,357 187,143
Theorem Funding Trust (THRM)
Series 2022-3A Class A –7.6% 4/15/29
(a)
1,891,869 1,905,441
Upstart Securitization Trust (UPST)
Series 2021-5 Class A –1.31% 11/20/31
(a)
227,810 226,211
Series 2023-1 Class A –6.59% 2/20/33
(a)
596,834 597,651
Series 2023-2 Class A –6.77% 6/20/33
(a)
3,062,207 3,077,206
a
58,617,349
a
Equipment
Amur Equipment Finance Receivables IX LLC (AXIS)
Series 2021-1A Class A2 –0.75% 11/20/26
(a)
523,053 517,169
Series 2021-1A Class B –1.38% 2/22/27
(a)
1,000,000 971,503
Amur Equipment Finance Receivables XI LLC (AXIS)
Series 2022-2A Class A2 –5.3% 6/21/28
(a)
1,536,200 1,532,698
Amur Equipment Finance Receivables XII LLC (AXIS)
Series 2023-1A Class A2 –6.09% 12/20/29
(a)
3,489,492 3,519,377
Auxilior Term Funding LLC (XCAP)
Series 2023-1A Class A2 –6.18% 12/15/28
(a)
4,000,000 4,017,849

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Dell Equipment Finance Trust (DEFT)
Series 2021-2 Class A2 –0.53% 12/22/26
(a)
173,531 172,124
Series 2023-2 Class A2 –5.84% 1/22/29
(a)
1,800,000 1,804,785
Series 2023-3 Class A2 –6.1% 4/23/29
(a)
1,600,000 1,610,543
Series 2023-3 Class A3 –5.93% 4/23/29
(a)
3,500,000 3,567,758
Dext ABS LLC (DEXT)
Series 2021-1 Class A –1.12% 2/15/28
(a)
1,190,430 1,159,137
Series 2023-2 Class A2 –6.56% 5/15/34
(a)
6,300,000 6,333,807
Granite Park Equipment Leasing LLC (SCFGP)
Series 2023-1A Class A2 –6.51% 5/20/30
(a)
4,150,000 4,186,696
Series 2023-1A Class A3 –6.46% 9/20/32
(a)
1,400,000 1,444,056
HPEFS Equipment Trust (HPEFS)
Series 2023-1A Class A2 –5.43% 8/20/25
(a)
2,305,910 2,303,146
MMAF Equipment Finance LLC (MMAF)
Series 2022-A Class A2 –2.77% 2/13/25
(a)
664,411 661,118
Series 2022-B Class A2 –5.57% 9/9/25
(a)
1,896,095 1,894,063
Series 2022-B Class A3 –5.61% 7/10/28
(a)
4,250,000 4,279,009
Series 2023-A Class A2 –5.79% 11/13/26
(a)
2,325,000 2,333,943
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2021-1 Class A2 –1.1% 7/15/27
(a)
1,336,694 1,306,265
Series 2022-1 Class A2 –4.84% 2/15/28
(a)
747,254 746,340
SCF Equipment Leasing LLC (SCFET)
Series 2022-2A Class A2 –6.24% 7/20/28
(a)
621,811 622,040
Series 2022-2A Class A3 –6.5% 10/21/30
(a)
2,750,000 2,773,011
Series 2023-1A Class A3 –6.17% 5/20/32
(a)
3,500,000 3,586,942
a
51,343,379
a
Other
Verizon Master Trust (VZMT)
Series 2023-7 Class A1A –5.67% 11/20/29 3,000,000 3,085,744
a
Total Asset-Backed Securities (Cost $347,220,355) 347,573,766
Commercial Mortgage-Backed Securities - 7.5% a
a
AREIT LLC (AREIT)
Series 2023-CRE8 Class AS –8.23% 8/17/41 Floating
Rate (TSFR1M + 287)
(a)
5,000,000 4,989,319
AREIT Trust (AREIT)
Series 2021-CRE5 Class A –6.55% 11/17/38 Floating
Rate (TSFR1M + 119)
(a)
3,986,443 3,882,712
BPR Trust (BPR)
Series 2021-KEN Class A –6.73% 2/15/29 Floating Rate
(TSFR1M + 136)
(a)
3,000,000 2,995,404
BRSP Ltd. (BRSP)
Series 2021-FL1 Class A –6.62% 8/19/38 Floating Rate
(TSFR1M + 126)
(a) (b)
2,100,409 2,049,584
CLNC Ltd. (CLNC)
Series 2019-FL1 Class AS –7.02% 8/20/35 Floating Rate
(TSFR1M + 166)
(a) (b)
4,694,000 4,637,364
FS Rialto Issuer LLC (FSRI)
Series 2022-FL5 Class A –7.66% 6/19/37 Floating Rate
(TSFR1M + 230)
(a) (b)
4,500,000 4,461,875
Series 2022-FL7 Class A –8.26% 10/19/39 Floating
Rate (TSFR1M + 290)
(a)
1,500,000 1,508,792
GPMT Ltd. (GPMT)
Series 2021-FL3 Class A –6.72% 7/16/35 Floating Rate
(TSFR1M + 136)
(a) (b)
2,729,982 2,682,676
a
a a
$ Principal
Amount $ Value a
a
HERA Commercial Mortgage Ltd. (HCM)
Series 2021-FL1 Class A –6.52% 2/18/38 Floating Rate
(TSFR1M + 116)
(a) (b)
3,340,557 3,254,149
HGI CRE CLO Ltd. (HGI)
Series 2021-FL1 Class A4 –6.52% 6/16/36 Floating Rate
(TSFR1M + 116)
(a) (b)
2,711,147 2,648,683
Series 2021-FL1 Class AS –6.87% 6/16/36 Floating Rate
(TSFR1M + 151)
(a) (b)
4,000,000 3,851,237
Series 2021-FL2 Class A4 –6.47% 9/17/36 Floating Rate
(TSFR1M + 111)
(a) (b)
1,507,548 1,468,231
HIG RCP LLC (HIG)
Series 2023-FL1 Class A –7.64% 9/19/38 Floating Rate
(TSFR1M + 227)
(a) (b)
7,000,000 6,973,632
Hilton USA Trust (HILT)
Series 2016-SFP Class E –5.52% 11/5/35
(a)
4,300,000 499,268
ILPT Commercial Mortgage Trust (ILPT)
Series 2022-LPF2 Class A –7.61% 10/15/39 Floating
Rate (TSFR1M + 225)
(a)
1,000,000 998,341
KREF Ltd. (KREF)
Series 2021-FL2 Class A4 –6.55% 2/15/39 Floating
Rate (TSFR1M + 118)
(a) (b)
4,500,000 4,385,494
LoanCore Issuer Ltd. (LNCR)
Series 2021-CRE5 Class A –6.78% 7/15/36 Floating
Rate (TSFR1M + 141)
(a) (b)
3,982,118 3,931,133
STWD Ltd. (STWD)
Series 2022-FL3 Class A –6.69% 11/15/38 Floating Rate
(SOFR30A + 135)
(a) (b)
6,500,000 6,314,723
VMC Finance LLC (VMC)
Series 2021-FL4 Class A –6.57% 6/16/36 Floating Rate
(TSFR1M + 121)
(a)
2,305,987 2,251,668
a
Total Commercial Mortgage-Backed Securities (Cost $68,288,286) 63,784,285
Mortgage-Backed Securities - 8.9% a
a
Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
Series 3649 Class A –4% 3/15/25 71,749 70,954
Series 4107 Class LW –1.75% 8/15/27 3,920,433 3,699,172
Series 4281 Class AG –2.5% 12/15/28 28,967 28,612
Series 3003 Class LD –5% 12/15/34 358,477 359,994
Series 2952 Class PA –5% 2/15/35 115,501 113,977
Series 3620 Class PA –4.5% 12/15/39 257,430 251,057
Series 3842 Class PH –4% 4/15/41 368,472 357,381
a
Pass-Through Securities
Pool# G18296 – 4.5% 2/1/24 1,664 1,656
Pool# G18306 – 4.5% 4/1/24 6,427 6,399
Pool# G18308 – 4% 5/1/24 13,829 13,753
Pool# J13949 – 3.5% 12/1/25 292,259 285,494
Pool# E02804 – 3% 12/1/25 229,325 224,713
Pool# J14649 – 3.5% 4/1/26 245,211 239,357
Pool# E02948 – 3.5% 7/1/26 751,965 732,563
Pool# J16663 – 3.5% 9/1/26 796,278 781,510
Pool# E03033 – 3% 2/1/27 496,076 483,377
Pool# ZS8692 – 2.5% 4/1/33 595,891 554,820
Pool# G01818 – 5% 5/1/35 445,496 453,511
Pool# SB8257 – 5.5% 9/1/38 6,945,300 7,046,140
15,704,440

a
a a
$ Principal
Amount $ Value a
a
a
Federal National Mortgage Association
Pass-Through Securities
Pool# 930667 – 4.5% 3/1/24 2,904 2,888
Pool# 995693 – 4.5% 4/1/24 448 446
Pool# MA0043 – 4% 4/1/24 13,337 13,241
Pool# 995692 – 4.5% 5/1/24 11,879 11,813
Pool# 931739 – 4% 8/1/24 6,772 6,703
Pool# AE0031 – 5% 6/1/25 1,553 1,562
Pool# AD7073 – 4% 6/1/25 42,444 41,925
Pool# AL0471 – 5.5% 7/1/25 11,116 11,276
Pool# 310139 – 3.5% 11/1/25 386,617 380,055
Pool# AB1769 – 3% 11/1/25 155,149 150,071
Pool# AH3429 – 3.5% 1/1/26 905,031 889,406
Pool# AB2251 – 3% 2/1/26 242,659 237,343
Pool# AB3902 – 3% 11/1/26 227,996 222,065
Pool# AB4482 – 3% 2/1/27 1,210,299 1,177,455
Pool# AL1366 – 2.5% 2/1/27 460,752 445,266
Pool# AB6291 – 3% 9/1/27 262,754 255,077
Pool# MA3189 – 2.5% 11/1/27 433,081 417,321
Pool# MA3791 – 2.5% 9/1/29 1,083,387 1,034,495
Pool# BM5708 – 3% 12/1/29 739,494 717,080
Pool# MA0587 – 4% 12/1/30 1,095,943 1,075,358
Pool# BA4767 – 2.5% 1/1/31 570,280 539,656
Pool# AS7701 – 2.5% 8/1/31 1,913,746 1,808,091
Pool# 555531 – 5.5% 6/1/33 898,512 925,589
Pool# MA3540 – 3.5% 12/1/33 626,439 615,248
Pool# 725232 – 5% 3/1/34 82,573 83,936
Pool# 995112 – 5.5% 7/1/36 413,169 425,642
11,489,008
a
Government National Mortgage Association
Pass-Through Securities
Pool# 5255 – 3% 12/20/26 975,059 950,013
a
Non-Government Agency
Collateralized Mortgage Obligations
Bunker Hill Loan Depositary Trust (BHLD)
Series 2019-3A Class A1 –2.72% 11/25/59
(a) (c)
447,039 435,551
Citigroup Mortgage Loan Trust (CMLTI)
Series 2014-A Class A –4% 1/25/35
(a) (c)
319,830 305,670
Flagstar Mortgage Trust (FSMT)
Series 2017-1 Class 2A2 –3% 3/25/47
(a) (c)
399,728 365,540
Series 2021-7 Class B –2.5% 8/25/51
(a) (c)
4,998,688 4,366,334
Series 2021-10IN Class A6 –2.5% 10/25/51
(a) (c)
4,617,261 4,031,956
GS Mortgage-Backed Securities Trust (GSMBS)
Series 2021-PJ9 Class A8 –2.5% 2/26/52
(a) (c)
3,145,789 2,742,818
Series 2022-PJ1 Class AB –2.5% 5/28/52
(a) (c)
3,869,623 3,355,208
Series 2022-PJ2 Class A24 –3% 6/25/52
(a) (c)
2,482,548 2,209,271
Series 2020-NQM1 Class A1 –1.38% 9/27/60
(a) (c)
370,061 338,584
JPMorgan Mortgage Trust (JPMMT)
Series 2014-2 Class 2A2 –3.5% 6/25/29
(a) (c)
425,194 411,223
Series 2014-5 Class B –2.75% 10/25/29
(a) (c)
1,167,178 1,117,507
Series 2016-3 Class A –2.97% 10/25/46
(a) (c)
987,597 918,987
Series 2017-3 Class A –2.5% 8/25/47
(a) (c)
2,173,252 1,882,600
Series 2018-6 Class 2A2 –3% 12/25/48
(a) (c)
311,559 291,641
Series 2020-7 Class A –3% 1/25/51
(a) (c)
70,569 68,974
Series 2020-8 Class A –3% 3/25/51
(a) (c)
194,916 186,418
Series 2021-4 Class A4 –2.5% 8/25/51
(a) (c)
2,026,857 1,783,909
a
a a
$ Principal
Amount $ Value a
a
Series 2021-6 Class B –2.5% 10/25/51
(a) (c)
4,536,406 3,980,876
Series 2021-8 Class B –2.5% 12/25/51
(a) (c)
1,472,908 1,291,039
Series 2022-2 Class A4A –2.5% 8/25/52
(a) (c)
1,833,837 1,592,275
Series 2023-6 Class A4A –5.5% 12/26/53
(a) (c)
2,977,516 2,953,804
JPMorgan Wealth Management (JPMWM)
Series 2020-ATR1 Class A –3% 2/25/50
(a) (c)
200,641 197,958
Rate Mortgage Trust (RATE)
Series 2021-J3 Class A7 –2.5% 10/25/51
(a) (c)
4,172,170 3,624,721
RCKT Mortgage Trust (RCKT)
Series 2021-3 Class A5 –2.5% 7/25/51
(a) (c)
5,246,148 4,601,063
Sequoia Mortgage Trust (SEMT)
Series 2019-CH2 Class A –4.5% 8/25/49
(a) (c)
136,082 133,669
Series 2020-3 Class A –3% 4/25/50
(a) (c)
275,791 265,427
Series 2023-3 Class A4 –6% 9/25/53
(a) (c)
3,267,731 3,282,064
46,735,087
a
Total Mortgage-Backed Securities (Cost $80,930,315) 74,878,548
U.S. Treasuries - 26.7% a
a
U.S. Treasury Notes
2% 5/31/24 13,000,000 12,827,094
3% 6/30/24 1,000,000 989,555
3.25% 8/31/24 13,000,000 12,846,545
2.13% 11/30/24 2,500,000 2,439,268
1.5% 11/30/24 17,000,000 16,489,402
2.75% 2/28/25 2,000,000 1,957,422
0.25% 8/31/25 20,000,000 18,673,828
3.5% 9/15/25 7,000,000 6,897,871
4.25% 10/15/25 12,000,000 11,979,141
4% 2/15/26 12,000,000 11,946,797
4.5% 7/15/26 22,000,000 22,208,398
1.88% 7/31/26 15,000,000 14,191,992
4.63% 9/15/26 12,000,000 12,168,516
1.63% 10/31/26 17,000,000 15,918,242
2.25% 2/15/27 2,000,000 1,898,945
1.13% 2/28/27 10,000,000 9,161,719
4.13% 9/30/27 10,000,000 10,064,453
1.13% 2/29/28 16,000,000 14,305,625
1.25% 3/31/28 7,000,000 6,278,262
4.38% 8/31/28 2,000,000 2,043,086
4.63% 9/30/28 4,000,000 4,129,375
4.63% 9/30/30 15,000,000 15,640,430
a
Total U.S. Treasuries (Cost $231,092,950) 225,055,966
Cash Equivalents - 3.8% a
a
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21% (Cost
$32,296,989)
(d)
32,296,989 32,296,989
Short-Term Securities Held as Collateral for Securities on Loan - 0.1% a
a
a
Goldman Sachs Financial Square Government Fund
Institutional Class – 5.23%
(d)
1,006,409 1,006,409

Short Duration Income Fund
(Continued)
Schedule of Investments
December 31, 2023 (Unaudited)
a
a a
$ Principal
Amount $ Value a
a
Citibank N.A. DDCA
5.32% 111,823 111,823
a
Total Short-Term Securities Held as Collateral for Securities on Loan
(Cost $1,118,232) 1,118,232
Total Investments in Securities (Cost $856,692,638) 839,577,669
Other Assets Less Other Liabilities -  0.5% 3,980,838
Net Assets - 100% 843,558,507
Net Asset Value Per Share - Investor Class 11.84
Net Asset Value Per Share - Institutional Class 11.87
^ This security or a partial position of this security was on loan as of December 31, 2023. The total value of securities on loan as of December 31, 2023 was $1,075,617.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Foreign domiciled entity.
(c) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.
(d) Rate presented represents the 7 day average yield at December 31, 2023.

Ultra Short Government Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Asset-Backed Securities - 1.2% a
a a
$ Principal
Amount $ Value a
a
Automobile
ACM Auto Trust (ACM)
Series 2023-1A Class A –6.61% 1/22/30
(a)
48,049 48,023
ARI Fleet Lease Trust (ARIFL)
Series 2023-B Class A1 –5.92% 10/15/24
(a)
679,429 680,054
Avid Automobile Receivables Trust (AVID)
Series 2023-1 Class A –6.63% 7/15/26
(a)
81,031 80,987
CFMT LLC (CFMT)
Series 2021-AL1 Class B –1.39% 9/22/31
(a)
135,180 131,100
LAD Auto Receivables Trust (LADAR)
Series 2022-1A Class A –5.21% 6/15/27
(a)
129,580 128,946
a
1,069,110
a
Consumer & Specialty Finance
Affirm Asset Securitization Trust (AFFRM)
Series 2023-X1 Class A –7.11% 11/15/28
(a)
130,000 130,408
SoFi Consumer Loan Program Trust (SOFI)
Series 2023-1S Class A –5.81% 5/15/31
(a)
187,357 187,143
Upstart Securitization Trust (UPST)
Series 2021-5 Class A –1.31% 11/20/31
(a)
112,662 111,872
a
429,423
a
Equipment
Dext ABS LLC (DEXT)
Series 2023-2 Class A1 –5.74% 11/15/24
(a)
567,047 567,101
Pawnee Equipment Receivables Series LLC (PWNE)
Series 2022-1 Class A2 –4.84% 2/15/28
(a)
93,407 93,292
660,393
a
Total Asset-Backed Securities (Cost $2,163,312) 2,158,926
U.S. Treasuries - 89.3% a
a
U.S. Treasury Notes
2.25% 1/31/24 8,000,000 7,980,125
2.75% 2/15/24 9,000,000 8,971,676
2.5% 4/30/24 7,000,000 6,936,127
2.5% 5/15/24 12,000,000 11,883,028
2.5% 5/31/24 32,000,000 31,643,136
2% 5/31/24 11,000,000 10,853,695
3% 7/31/24 25,000,000 24,705,775
3.25% 8/31/24 27,000,000 26,681,287
4.25% 9/30/24 28,000,000 27,857,726
4.38% 10/31/24 8,000,000 7,966,257
a
Total U.S. Treasuries (Cost $165,247,790) 165,478,832
Cash Equivalents - 8.7% a
a
U.S. Treasury Bill 5.08%, 5/30/24
(b)
10,000,000 9,791,265
JPMorgan U.S. Government Money Market
Fund - Institutional Class 5.21%
(c)
6,266,148 6,266,148
a
Total Cash Equivalents (Cost $16,055,265) 16,057,413
Total Investments in Securities (Cost $183,466,367) 183,695,171
a
a
$ Principal
Amount $ Value a
a
Other Assets Less Other Liabilities -  0.8% 1,543,016
Net Assets - 100% 185,238,187
Net Asset Value Per Share - Institutional Class 10.00
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b) Interest rates presented represent the effective yield at December 31, 2023.
(c) Rate presented represents the 7 day average yield at December 31, 2023.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2023 (Unaudited)
(1) Disclaimer
The schedule of portfolio holdings are unaudited and are presented for informational purposes only. Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.
(2) Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund's holdings of an issuer represent 5%
or more of the outstanding voting securities of the issuer. A summary of each Fund's holdings in the securities of such issuers is set forth below:
(3) Additional Information
The Funds’ annual and semi-annual reports contain further information, including the Funds’ significant accounting policies, pricing and fair valuation information and risks. These reports are available on the Funds’ website at weitzinvestments.com.
Partners Ill Opportunity Fund
Value
3/31/202 3
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain(Loss)
Net Change in Unrealized
Appreciation/Depreciation
Value
12 /3 1 /2023
Shares as of
12 /3 1 /2023
Dividend
Income
Capital Gains
Distributions
CoreCard Corp. $ 15,215,650 $230,695 $ (130,767) $ 127,267 $ ( 8 ,3 89 ,5 45 ) $ 7 ,0 53 , 3 00 510,000 $ — $—